UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number: 811-23221

FS Credit Income Fund (Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)		19112 (Zip code)

Michael C. Forman FS Credit Income Fund 201 Rouse Boulevard Philadelphia, Pennsylvania 19112 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150 Date of fiscal year end: October 31 Date of reporting period: April 30, 2022

Item 1.Reports to Shareholders.

(a)The semi-annual report (the “Semi-Annual Report”) of FS Credit Income Fund (the “Fund”) for the six months ended April 30, 2022 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Credit Income Fund

Semi-annual report

2022

The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of April 30, 2022 (unaudited):

FS Credit Income Fund portfolio highlights
As of April 30, 2022 (unless otherwise noted)

Portfolio composition (by fair value)*
Senior Secured Loans—First Lien	17%
Senior Secured Loans—Second Lien	1%
Senior Secured Bonds	15%
Unsecured Bonds	40%
CLO/Structured Credit	20%
Convertible Bonds	2%
Municipal Bonds	1%
Emerging Markets Debt	3%
Preferred Equity	0%
Common Equity	1%
100%

Industry classification (by fair value)*
USD CLO	13%
Media Entertainment	11%
Oil & Gas	9%
Leisure Time	5%
Telecommunications	5%
Retail	5%
Pharmaceuticals	4%
EUR CLO	3%
Healthcare-Services	3%
Diversified Financial Services	3%
Chemicals	3%
Electric	3%
Lodging	2%
Real Estate Investment Trusts	2%
Oil & Gas Services	2%
Advertising	2%
Other	25%
100%

Top 10 holdings (by fair value)*
1	Petroleos Mexicanos	2%
2	NCL Corp Ltd.	2%
3	Carnival Corp.	2%
4	CCO Holdings LLC / CCO Holdings Capital Corp.	2%
5	Softbank Group Corp.	1%
6	East Valley Tourist Development Authority	1%
7	Houghton Mifflin Harcourt Publishing Co.	1%
8	Puerto Rico Electric Power Authority	1%
9	Royal Caribbean Cruises Ltd.	1%
10	Weatherford International Ltd.	1%

* Derivatives are not included in this table. Holdings subject to change.

FS Credit Income Fund Officers + Trustees

Officers

Michael C. Forman

Chairman, Chief Executive Officer and President

Edward T. Gallivan, Jr.

Chief Financial Officer and Treasurer

Stephen S. Sypherd

General Counsel and Secretary

James F. Volk

Chief Compliance Officer

Board of Trustees

Michael C. Forman

Chairman

Chairman and Chief Executive Officer
FS Investments

Steven T. Shapiro

Trustee

Partner and Executive Committee Member
GoldenTree Asset Management

Holly E. Flanagan

Trustee

Managing Director
Gabriel Investments

Brian R. Ford

Trustee

Retired Partner
Ernst & Young LLP

Daniel J. Hilferty, III

Trustee

Chairman
Dune View Strategies

Tyson A. Pratcher

Trustee

Managing Director
RockCreek Group

i

FS Credit Income Fund

Semi-Annual Report for the Six Months Ended April 30, 2022

See notes to unaudited financial statements.
1

FS Credit Income Fund

Unaudited Schedule of Investments

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—19.0%
ACProducts, Inc., L+425, 0.5% Floor, 5/17/28	(d) (e)	Building Materials	$2,909	$2,753	$2,520
AHP Health Partners, Inc., L+350, 0.5% Floor, 8/24/28	(e)	Healthcare-Services	1,298	1,292	1,294
American Tire Distributors Holdings, Inc., L+625, 0.8% Floor, 10/20/28	(e)	Distribution/Wholesale	614	606	610
AP Core Holdings, II LLC, L+550, 0.8% Floor, 9/1/27	(e)	Media Entertainment	2,375	2,362	2,368
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(e)	Oil & Gas Services	3,044	2,913	3,059
Astra Acquisition Corp., L+525, 0.5% Floor, 10/25/28	(e)	Diversified Financial Services	833	804	804
Atlas Purchaser, Inc., L+525, 0.8% Floor, 5/8/28	(e)	Software	839	828	814
Bausch Health Companies, Inc., S+525, 0.5% Floor, 1/27/27	(d) (e)	Pharmaceuticals	930	923	902
Chinos Intermediate Holdings A, Inc., L+800, 1.0% Floor, 9/10/27	(e)	Specialty Apparel Stores	2,005	2,127	2,100
Clydesdale Acquisition Holdings, Inc., S+425, 0.5% Floor, 4/13/29	(e)	Packaging & Containers	1,910	1,862	1,887
Colorado Buyer, Inc., L+300, 1.0% Floor, 5/1/24	(e)	Telecommunications	1,275	1,255	1,264
Diamond Sports Group, LLC, S+800, 1.0% Floor, 5/26/26	(e)	Media Entertainment	1,656	1,689	1,689
Digicel International Finance Limited, L+325, 5/28/24	(e)	Telecommunications	1,044	953	997
DirecTV Financing LLC, L+500, 0.8% Floor, 8/2/27	(e)	Media Entertainment	715	717	713
East Valley Tourist Development Authority, L+750, 1.0% Floor, 11/23/26	(e) (f)	Media Entertainment	6,224	6,221	6,224
Endure Digital Inc., L+325, 2/10/26	(d) (e)	Internet	1,060	917	970
Europcar Mobility Group, E+550, 6/9/23	(d) (e)	Commercial Services	€735	865	773
Fintrax Group Holdings Ltd., E+525, 12/18/26	(e)	Software	11	13	11
Fintrax Group Holdings Ltd., E+525, 12/18/26	(e)	Software	122	147	129
Fintrax Group Holdings Ltd., E+525, 12/18/26	(e)	Software	80	96	84
Franklin UK Bidco Limited, E+525, 12/18/26	(e)	Software	317	381	334
Gordian Medical, Inc., L+625, 0.8% Floor, 1/31/27	(e)	Healthcare-Services	$795	781	723
Hexion Holdings Corp., S+450, 0.5% Floor, 3/15/29	(e)	Chemicals	2,535	2,472	2,455
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(e)	Media Entertainment	6,420	6,228	6,220
Jack Ohio Finance LLC, L+475, 0.8% Floor, 10/4/28	(e)	Lodging	1,302	1,298	1,285
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(e)	Retail	693	686	656
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(e)	Electric	2,125	1,912	1,979
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(e)	Electric	120	108	112
LogMeIn, Inc., L+475, 8/31/27	(e)	Telecommunications	331	323	319
LSF11 Skyscraper Holdco S.a r.l., E+700, 3.5% PIK, 9/29/28	(e)	Leisure Time	€416	467	437
Magenta Buyer LLC, L+500, 0.8% Floor, 7/27/28	(e)	Computers	$473	470	467
Mattress Firm, Inc., L+425, 0.8% Floor, 9/25/28	(e)	Home Furnishings	2,614	2,590	2,508
Mercury Financial Credit Card Master Trust, L+650, 4/21/25	(e) (g)	Diversified Financial Services	3,737	3,737	3,737
Mercury Financial Credit Card Master Trust, L+650, 4/21/25	(e)	Diversified Financial Services	1,544	1,544	1,544
NCL Corp. Ltd., L+175, 1/2/24	(d) (e)	Leisure Time	2,628	2,524	2,576
NCL Corp. Ltd., L+200, 1/2/24	(e)	Leisure Time	833	800	816
NCL Corp. Ltd., L+200, 1/2/24	(e)	Leisure Time	1,869	1,764	1,794
NCL Corp. Ltd., L+250, 1/2/24	(e)	Leisure Time	81	78	79

See notes to unaudited financial statements.
2

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Neenah Foundry Co., L+800, 1.0% Floor, 4/25/23	(e) (f)	Metal Fabricate/Hardware	$2,754	$2,736	$2,752
Northwest Fiber, LLC, L+375, 4/30/27	(e)	Internet	441	444	436
OLA Singapore PTE, Ltd., S+625, 0.8% Floor, 12/15/26	(e)	Transportation	963	945	936
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(e)	Computers	507	483	499
Pacira BioSciences Inc, S+700, 0.8% Floor, 12/7/26	(e)	Pharmaceuticals	730	710	725
PMHC II, Inc., S+425, 0.5% Floor, 4/21/29	(e)	Chemicals	1,825	1,816	1,722
Quorum Health Corp., L+650, 1.0% Floor, 4/29/25	(e)	Healthcare-Services	1,059	1,049	866
Riverbed Technology, Inc., L+600, 2.0% PIK, 1.0% Floor, 12/7/26	(e)	Software	511	502	403
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e)	Leisure Time	6,585	6,011	6,075
Speed Midco 3 S.a r.l., E+700, 5/18/29	(d) (e) (f)	Services	€3,920	4,137	4,073
Springs Windows Fashions, LLC, L+400, 0.8% Floor, 10/6/28	(e)	Housewares	$950	941	886
SVF II Finco Cayman L.P., 5.0%, 12/22/23 (fixed, converts to FRN on 12/22/23)	(e) (f)	Diversified Financial Services	3,772	3,776	3,772
Talen Energy Supply, LLC, L+375, 7/8/26	(e)	Electric	300	273	279
Think & Learn Private Ltd., L+550, 0.8% Floor, 11/24/26	(e)	Software	1,913	1,886	1,864
Thryv, Inc., L+850, 1.0% Floor, 3/1/26	(e)	Advertising	4,833	4,693	4,858
TopGolf International, Inc., L+625, 0.8% Floor, 2/9/26	(e)	Leisure Time	1,824	1,824	1,857
Torrid LLC, L+550, 0.8% Floor, 6/14/28	(e)	Retail	2,706	2,686	2,638
US Radiology Specialists, Inc., L+525, 0.5% Floor, 12/15/27	(e)	Healthcare-Services	708	696	706
Verscend Holding Corp., L+400, 8/27/25	(e)	Commercial Services	677	677	676
W.R. Grace Holdings LLC, L+375, 0.5% Floor, 9/22/28	(e)	Chemicals	923	920	918
Washington Prime Group, L.P., L+600, 0.8% Floor, 10/20/25	(d) (e)	Real Estate Investment Trusts	3,648	3,702	3,671
Total Senior Secured Loans—First Lien				98,413	97,865
Unfunded Loan Commitments				(3,737)	(3,737)
Total Senior Secured Loans—First Lien				94,676	94,128
Senior Secured Loans—Second Lien—1.3%
Hexion Holdings Corp., S+744, 0.5% Floor, 3/2/30	(e)	Chemicals	2,490	2,422	2,390
Magenta Buyer LLC, L+825, 0.8% Floor, 7/27/29	(e)	Computers	1,110	1,099	1,092
Optiv Security, Inc., L+725, 1.0% Floor, 1/31/25	(e)	Computers	400	392	398
Verscend Holding Corp., L+700, 0.5% Floor, 4/2/29	(e)	Commercial Services	1,030	1,011	1,025
Vision Solutions, Inc., L+725, 0.8% Floor, 4/23/29	(e)	Computers	1,397	1,385	1,379
Total Senior Secured Loans—Second Lien				6,309	6,284
Senior Secured Bonds—17.5%
1011778 BC ULC / New Red Finance, Inc., 3.9%, 1/15/28	(h) (i)	Retail	1,103	1,060	1,016
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(h) (i)	Retail	463	503	485
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	489	519	488
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (j)	Advertising	1,451	1,515	1,320
AG Issuer LLC, 6.3%, 3/1/28	(h) (i)	Diversified Financial Services	469	477	459
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.8%, 4/20/29	(h) (i)	Airlines	1,175	1,238	1,134
Arconic Corp., 6.1%, 2/15/28	(h) (i)	Mining	3,574	3,691	3,469
Bausch Health Companies, Inc., 6.1%, 2/1/27	(h) (i)	Pharmaceuticals	2,045	2,041	1,967

See notes to unaudited financial statements.
3

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Caesars Entertainment, Inc., 6.3%, 7/1/25	(h) (i)	Media Entertainment	$631	$631	$639
CHS/Community Health Systems, Inc., 4.8%, 2/15/31	(h) (i)	Healthcare-Services	466	463	396
CHS/Community Health Systems, Inc., 5.3%, 5/15/30	(h) (i)	Healthcare-Services	775	756	681
CHS/Community Health Systems, Inc., 5.6%, 3/15/27	(h) (i)	Healthcare-Services	465	481	444
Clydesdale Acquisition Holdings, Inc., 6.6%, 4/15/29	(h) (i)	Packaging & Containers	1,001	1,001	1,000
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(h) (i)	Telecommunications	455	474	443
Coronado Finance Pty Ltd., 10.8%, 5/15/26	(h) (i)	Coal	543	484	584
Coty, Inc., 5.0%, 4/15/26	(h) (i)	Cosmetics/Personal Care	1,093	1,097	1,040
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.8%, 1/15/29	(h) (i)	Cosmetics/Personal Care	1,352	1,298	1,205
Digicel Group Holdings Ltd., PIK, 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(i)	Telecommunications	3,638	3,217	3,638
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(h) (i)	Telecommunications	3,168	3,169	3,132
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.9%, 8/15/27	(h) (i) (j)	Media Entertainment	4,096	4,130	3,863
DISH DBS Corp., 5.3%, 12/1/26	(h) (i)	Media Entertainment	326	303	300
DISH DBS Corp., 5.8%, 12/1/28	(h) (i)	Media Entertainment	2,509	2,407	2,249
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/25	(h) (i)	Textiles	1,559	1,475	1,409
EC Finance Plc, 3.0%, 10/15/26	(h) (i)	Commercial Services	€562	660	574
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (i)	Pharmaceuticals	$3,128	3,080	2,725
Frontier Communications Corp., 6.8%, 5/1/29	(h) (i)	Telecommunications	1,895	1,944	1,710
Gamma Bidco SpA, 5.1%, 7/15/25	(i)	Media Entertainment	€1,005	1,156	1,025
Gamma Bondco Sarl, PIK, 8.1%, 11/15/26	(h) (i)	Media Entertainment	2,005	2,319	1,979
GrafTech Finance, Inc., 4.6%, 12/15/28	(h) (i)	Machinery-Diversified	$846	865	773
iHeartCommunications, Inc., 4.8%, 1/15/28	(h) (i)	Media Entertainment	1,600	1,585	1,452
IMA Industria Macchine Automatiche SpA, 3.8%, 1/15/28	(i)	Hand/Machine Tools	€1,135	1,223	1,066
Jerrold Finco Plc, 4.9%, 1/15/26	(i)	Diversified Financial Services	£321	394	385
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services	880	1,233	1,056
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h) (j)	Media Entertainment	$2,487	2,502	2,268
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(h) (i)	Media Entertainment	1,294	1,371	1,344
NESCO Holdings II, Inc., 5.5%, 4/15/29	(h) (i)	Commercial Services	1,934	1,848	1,825
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.1%, 4/1/26	(h) (i) (j)	Retail	3,888	4,043	3,864
NMI Holdings, Inc., 7.4%, 6/1/25	(h) (i)	Insurance	269	282	281
Pacific Gas and Electric Co., 4.0%, 12/1/47	(i)	Electric	343	337	251
Pacific Gas and Electric Co., 4.5%, 7/1/40	(i)	Electric	164	174	135
Pacific Gas and Electric Co., 4.6%, 7/1/30	(i)	Electric	1,873	1,844	1,739
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (i)	Pharmaceuticals	1,377	1,453	1,258
PG&E Corp., 5.0%, 7/1/28	(i)	Electric	468	472	431
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(h) (i)	Commercial Services	810	826	727
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (i)	Oil & Gas	3,700	3,648	3,779
SM Energy Co., 10.0%, 1/15/25	(h) (i)	Oil & Gas	2,509	2,725	2,715
SM Energy Co., 10.0%, 1/15/25	(i)	Oil & Gas	100	99	108

See notes to unaudited financial statements.
4

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Solocal Group, Series 8Y, 8.0%, 3/15/25 (3 mo. EURIBOR+7.0%)	(i) (k)	Internet	€409	$382	$369
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR+7.0%)	(i) (k)	Internet	109	120	99
Spirit AeroSystems, Inc., 7.5%, 4/15/25	(h) (i)	Aerospace/Defense	$1,966	2,059	1,993
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (i)	Electric	2,969	2,738	2,813
Tenet Healthcare Corp., 5.1%, 11/1/27	(h) (i)	Healthcare-Services	1,095	1,131	1,065
Transocean Phoenix 2 Ltd., 7.8%, 10/15/24	(h) (i)	Oil & Gas Services	1,550	1,583	1,564
Transocean Pontus Ltd., 6.1%, 8/1/25	(h) (i)	Oil & Gas	1,538	1,531	1,513
Valaris, Ltd., PIK, 8.3%, 4/30/28	(h) (i)	Oil & Gas	3	2	3
Valaris, Ltd., Series 1145, PIK, 8.3%, 4/30/28	(i)	Oil & Gas	3,081	3,132	3,161
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (i)	Oil & Gas	2,330	2,308	2,278
Vertical US Newco, Inc., 5.3%, 7/15/27	(h) (i)	Machinery-Diversified	1,424	1,468	1,336
Virgin Media Secured Finance Plc, 5.5%, 5/15/29	(h) (i)	Media Entertainment	1,239	1,217	1,148
Vmed O2 UK Financing I Plc, 3.3%, 1/31/31	(i)	Telecommunications	€3,017	3,409	2,784
Weatherford International Ltd., 6.5%, 9/15/28	(h) (i)	Oil & Gas Services	$1,367	1,367	1,382
Zenith Finco Plc, 6.5%, 6/30/27	(h) (i)	Transportation	£380	515	428
Total Senior Secured Bonds				91,475	86,767
Unsecured Bonds—44.6%
Accor SA, 2.6%, 1/30/25 (fixed, converts to FRN on 1/30/25)	(i) (k) (l)	Lodging	€300	329	287
Accor SA, 4.4%, 1/30/24 (fixed, converts to FRN on 1/30/24)	(i) (k) (l)	Lodging	900	1,100	922
AdaptHealth LLC, 5.1%, 3/1/30	(h) (i)	Pharmaceuticals	$1,742	1,763	1,500
AG Merger Sub II, Inc., 10.8%, 8/1/27	(h) (i)	Diversified Financial Services	3,207	3,468	3,395
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (i)	Computers	1,230	1,207	1,084
AHP Health Partners, Inc., 5.8%, 7/15/29	(h) (i)	Healthcare-Services	1,953	1,970	1,776
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (i)	Food	1,032	1,021	968
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h) (i)	Food	1,277	1,369	1,344
Alpha Services and Holdings SA, 5.5%, 6/11/31 (fixed, converts to FRN on 3/11/26)	(i) (k)	Banks	€905	1,077	875
American Greetings Corp., 8.8%, 4/15/25	(h) (i)	Housewares	$649	643	642
Antero Resources Corp., 5.4%, 3/1/30	(h) (i)	Oil & Gas	1,628	1,695	1,593
Antero Resources Corp., 7.6%, 2/1/29	(h) (i)	Oil & Gas	185	204	196
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc, 4.0%, 9/1/29	(h) (i)	Packaging & Containers	1,083	964	929
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(h) (i)	Diversified Financial Services	997	1,026	930
Aryzta AG, 5.3% 7/25/22 (SARON+6.0%)	(i) (k) (l)	Food	CHF790	1,007	778
Banco Bilbao Vizcaya Argentaria SA, 6.0%, 1/15/26 (fixed, converts to FRN on 1/15/26)	(i) (k) (l)	Banks	€2,000	2,397	2,113
Bausch Health Companies, Inc., 5.0%, 2/15/29	(h) (i)	Pharmaceuticals	$448	448	316
Bausch Health Companies, Inc., 6.3%, 2/15/29	(h) (i)	Pharmaceuticals	298	282	217
Bausch Health Companies, Inc., 7.0%, 1/15/28	(h) (i)	Pharmaceuticals	1,163	1,200	961
Bausch Health Companies, Inc., 7.3%, 5/30/29	(h) (i)	Pharmaceuticals	298	327	226
BellRing Brands, Inc., 7.0%, 3/15/30	(h) (i) (j)	Pharmaceuticals	4,329	4,329	4,237
Bombardier, Inc., 6.0%, 2/15/28	(h) (i)	Aerospace/Defense	1,515	1,515	1,312
Bombardier, Inc., 7.9%, 4/15/27	(h) (i)	Aerospace/Defense	1,495	1,492	1,395
Boyd Gaming Corp., 4.8%, 6/15/31	(h) (i)	Lodging	1,525	1,498	1,381

See notes to unaudited financial statements.
5

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bracken MidCo1 Plc, PIK, 6.8%, 11/1/27	(h) (i)	Diversified Financial Services	£1,116	$1,543	$1,342
Burford Capital Finance LLC, 6.1%, 8/12/25	(i)	Diversified Financial Services	$585	568	579
Burford Capital Global Finance LLC, 6.3%, 4/15/28	(h) (i)	Diversified Financial Services	279	279	275
California Resources Corp., 7.1%, 2/1/26	(h) (i)	Oil & Gas	4,177	4,242	4,257
Cano Health LLC, 6.3%, 10/1/28	(h) (i)	Healthcare-Services	1,972	1,904	1,822
Carnival Corp., 6.0%, 5/1/29	(h) (i)	Leisure Time	3,404	3,195	3,060
Carnival Corp., 7.6%, 3/1/26	(h) (i) (j)	Leisure Time	5,673	5,911	5,559
Carnival Corp., 7.6%, 3/1/26	(i)	Leisure Time	€410	536	434
CCO Holdings LLC / CCO Holdings Capital Corp., 4.8%, 3/1/30	(h) (i)	Media Entertainment	$2,620	2,704	2,346
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (i) (j)	Media Entertainment	6,591	6,491	6,254
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(h) (i)	Media Entertainment	172	178	173
CDI Escrow Issuer, Inc., 5.8%, 4/1/30	(h)	Media Entertainment	467	467	451
Centene Corp., 4.6%, 12/15/29	(i)	Healthcare-Services	1,099	1,157	1,066
Chemours Co., 5.8%, 11/15/28	(h) (i)	Chemicals	2,863	2,721	2,687
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (i)	Oil & Gas	3,161	3,360	3,129
Churchill Downs, Inc., 4.8%, 1/15/28	(h) (i)	Media Entertainment	956	971	896
Colt Merger Sub, Inc., 8.1%, 7/1/27	(h) (i)	Media Entertainment	771	796	807
Coty, Inc., 6.5%, 4/15/26	(h) (i) (j)	Cosmetics/Personal Care	3,822	3,839	3,722
CSC Holdings LLC, 6.5%, 2/1/29	(h) (i) (j)	Media Entertainment	3,329	3,575	3,168
DaVita, Inc., 4.6%, 6/1/30	(h) (i) (j)	Healthcare-Services	2,248	2,241	1,960
Deutsche Bank AG, 4.6%, 10/30/27 (fixed, converts to FRN on 10/30/27)	(i) (k) (l)	Banks	€800	879	733
DT Midstream, Inc., 4.1%, 6/15/29	(h) (i)	Pipelines	$599	602	546
DT Midstream, Inc., 4.4%, 6/15/31	(h) (i)	Pipelines	963	978	864
Dufry One B.V., 2.0%, 2/15/27	(i)	Retail	€1,335	1,524	1,223
Dufry One B.V., 3.4%, 4/15/28	(i)	Retail	3,690	4,134	3,481
Earthstone Energy Holdings LLC, 8.0%, 4/15/27	(h) (i)	Oil & Gas	$1,442	1,442	1,439
Embarq Corp., 8.0%, 6/1/36	(i)	Telecommunications	1,588	1,587	1,432
Enact Holdings, Inc., 6.5%, 8/15/25	(h) (i)	Diversified Financial Services	991	1,053	988
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(h) (i)	Oil & Gas	1,608	1,686	1,614
Endurance Acquisition Merger Sub, 6.0%, 2/15/29	(h) (i)	Internet	1,098	983	890
Eurobank SA, 2.3%, 3/14/28 (fixed, converts to FRN on 3/14/27)	(i) (k)	Banks	€1,065	1,161	984
First Quantum Minerals Ltd., 6.5%, 3/1/24	(h) (i)	Mining	$759	729	761
Foot Locker, Inc., 4.0%, 10/1/29	(h) (i)	Retail	740	629	617
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	233	209
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(i)	Auto Manufacturers	200	192	191
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(j)	Auto Manufacturers	1,924	2,110	1,826
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,632	1,540	1,610
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,813	5,064
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h) (i)	Miscellaneous Manufacturing	969	1,003	946
Global Aircraft Leasing Co. Ltd., PIK, 6.5%, 9/15/24	(h) (i)	Diversified Financial Services	1,127	1,073	973
Granite US Holdings Corp., 11.0%, 10/1/27	(h) (i)	Machinery-Diversified	1,417	1,546	1,465
Grifols Escrow Issuer SA, 4.8%, 10/15/28	(h) (i)	Biotechnology	1,402	1,415	1,281

See notes to unaudited financial statements.
6

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(h) (i)	Pharmaceuticals	$979	$993	$965
Hess Midstream Operations LP, 4.3%, 2/15/30	(h) (i)	Pipelines	448	424	412
Hess Midstream Operations LP, 5.1%, 6/15/28	(h) (i)	Pipelines	571	571	553
Hilton Domestic Operating Co., Inc., 4.9%, 1/15/30	(i)	Lodging	546	579	527
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (i)	Lodging	749	785	760
HLF Financing Sarl LLC / Herbalife International, Inc., 4.9%, 6/1/29	(h) (i)	Pharmaceuticals	1,403	1,371	1,131
Holly Energy Partners LP / Holly Energy Finance Corp., 6.4%, 4/15/27	(h) (i)	Pipelines	662	662	676
Intesa Sanpaolo SpA, 5.9%, 9/1/31 (fixed, converts to FRN on 9/1/31)	(i) (k) (l)	Banks	€1,165	1,486	1,128
Intesa Sanpaolo SpA, 7.7%, 9/17/25 (fixed, converts to FRN on 9/17/25)	(h) (i) (k) (l)	Banks	$244	253	246
L Brands, Inc., 6.9%, 11/1/35	(i)	Retail	1,548	1,824	1,516
Laredo Petroleum, Inc., 7.8%, 7/31/29	(h) (i)	Oil & Gas	2,484	2,371	2,437
Laredo Petroleum, Inc., 9.5%, 1/15/25	(i)	Oil & Gas	856	887	879
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (i)	Healthcare-Services	2,594	2,523	2,221
Lloyds Banking Group Plc, 6.8%, 6/27/26 (fixed, converts to FRN on 6/27/26)	(i) (k) (l)	Banks	631	655	636
Macy’s Retail Holdings LLC, 5.9%, 3/15/30	(h) (i)	Retail	2,074	2,074	1,950
Macy’s Retail Holdings LLC, 6.1%, 3/15/32	(h) (i)	Retail	2,075	2,075	1,923
Macy’s Retail Holdings, Inc., 4.3%, 2/15/43	(i)	Retail	264	224	182
Macy’s Retail Holdings, Inc., 5.1%, 1/15/42	(i)	Retail	295	279	220
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(i)	Lodging	751	763	692
Mednax, Inc., 5.4%, 2/15/30	(h) (i)	Healthcare-Services	1,449	1,413	1,353
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	1,725	1,609	1,641
MGM Resorts International, 4.8%, 10/15/28	(i)	Lodging	646	645	594
MGM Resorts International, 5.5%, 4/15/27	(i)	Lodging	387	400	377
MGM Resorts International, 6.0%, 3/15/23	(i)	Lodging	1,988	2,031	2,013
Mineral Resources Ltd., 8.0%, 11/1/27	(h)	Iron/Steel	1,098	1,098	1,095
Mineral Resources Ltd., 8.5%, 5/1/30	(h)	Iron/Steel	1,098	1,098	1,086
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (i)	Oil & Gas	44	40	40
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(h) (i)	Coal	2,558	2,531	2,615
NCL Corp. Ltd., 5.9%, 3/15/26	(h) (i)	Leisure Time	4,551	4,307	4,210
NCR Corp., 5.0%, 10/1/28	(h) (i)	Computers	172	162	164
NCR Corp., 5.1%, 4/15/29	(h) (i)	Computers	516	477	492
New Residential Investment Corp., 6.3%, 10/15/25	(h) (i) (j)	Real Estate Investment Trusts	3,865	3,819	3,687
News Corp., 3.9%, 5/15/29	(h) (i)	Media Entertainment	1,343	1,352	1,216
Nexstar Media, Inc., 4.8%, 11/1/28	(h) (i)	Media Entertainment	713	663	648
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (i)	Chemicals	776	784	736
NRG Energy, Inc., 5.3%, 6/15/29	(h) (i)	Electric	1,235	1,286	1,165
NRG Energy, Inc., 5.8%, 1/15/28	(i)	Electric	570	589	558
Occidental Petroleum Corp., 3.0%, 2/15/27	(i)	Oil & Gas	760	649	708
Occidental Petroleum Corp., 3.2%, 8/15/26	(i)	Oil & Gas	115	91	108
Occidental Petroleum Corp., 4.2%, 3/15/48		Oil & Gas	812	806	674
Occidental Petroleum Corp., 4.3%, 8/15/39		Oil & Gas	182	144	155
Occidental Petroleum Corp., 4.4%, 4/15/46		Oil & Gas	138	141	119

See notes to unaudited financial statements.
7

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 4.4%, 8/15/49	(i)	Oil & Gas	$473	$480	$402
Occidental Petroleum Corp., 6.1%, 1/1/31	(i)	Oil & Gas	554	668	583
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	491	617	533
Occidental Petroleum Corp., 6.6%, 3/15/46	(i)	Oil & Gas	793	1,024	866
Occidental Petroleum Corp., 7.9%, 9/15/31	(i)	Oil & Gas	185	244	217
Occidental Petroleum Corp., 8.5%, 7/15/27	(i)	Oil & Gas	164	203	185
Occidental Petroleum Corp., 8.9%, 7/15/30	(i)	Oil & Gas	152	205	183
OneMain Finance Corp., 4.0%, 9/15/30	(i)	Diversified Financial Services	99	99	81
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	207	206	205
OneMain Finance Corp., 7.1%, 3/15/26	(i)	Diversified Financial Services	854	900	866
Organon & Co. / Organon Foreign Debt Co-Issuer B.V., 5.1%, 4/30/31	(h) (i)	Pharmaceuticals	1,916	1,949	1,734
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h) (i)	Advertising	506	507	441
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (i)	Advertising	2,125	2,146	2,024
Owens & Minor, Inc., 4.5%, 3/31/29	(h) (i)	Pharmaceuticals	802	775	723
Owens & Minor, Inc., 6.6%, 4/1/30	(h)	Pharmaceuticals	667	667	654
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(h) (i)	Retail	1,944	2,049	1,936
Pitney Bowes, Inc., 6.9%, 3/15/27	(h) (i)	Office/Business Equipment	569	569	527
Pitney Bowes, Inc., 7.3%, 3/15/29	(h) (i)	Office/Business Equipment	922	881	844
Playtika Holding Corp., 4.3%, 3/15/29	(h) (i)	Software	1,786	1,767	1,612
PMHC II, Inc., 9.0%, 2/15/30	(h) (i)	Chemicals	1,840	1,840	1,484
Post Holdings, Inc., 5.5%, 12/15/29	(h) (i)	Food	1,432	1,523	1,305
Prosus N.V., 1.3%, 7/13/29	(i)	Internet	€895	844	766
Prosus N.V., 2.8%, 1/19/34	(i)	Internet	580	548	495
Prosus N.V., 4.2%, 1/19/32		Internet	$1,010	859	853
Range Resources Corp., 4.8%, 2/15/30	(h) (i)	Oil & Gas	1,806	1,818	1,725
Sands China Ltd., 3.1%, 3/8/29	(h) (i)	Lodging	872	746	709
Sands China Ltd., 5.4%, 8/8/28		Lodging	519	540	490
Science Applications International Corp., 4.9%, 4/1/28	(h) (i)	Computers	1,295	1,326	1,240
Sensata Technologies B.V., 4.0%, 4/15/29	(h) (i)	Electronics	2,384	2,292	2,128
Sensata Technologies, Inc., 3.8%, 2/15/31	(h) (i)	Electronics	814	768	690
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	583	587	531
Service Properties Trust, 7.5%, 9/15/25	(i)	Real Estate Investment Trusts	1,760	1,895	1,759
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(h) (i)	Oil & Gas	1,120	1,013	934
Signal Parent, Inc., 6.1%, 4/1/29	(h) (i)	Commercial Services	1,736	1,725	1,330
Sirius XM Radio, Inc., 3.9%, 9/1/31	(h) (i)	Media Entertainment	637	590	539
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (i)	Media Entertainment	245	255	237
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (i) (j)	Media Entertainment	3,207	3,415	3,087
SoftBank Group Corp., 3.4%, 7/6/29	(i)	Telecommunications	€1,503	1,455	1,279
SoftBank Group Corp., 3.9%, 7/6/32	(i)	Telecommunications	1,739	1,952	1,450
SoftBank Group Corp., 4.0%, 9/19/29	(i)	Telecommunications	660	783	584
SoftBank Group Corp., 5.0%, 4/15/28	(i)	Telecommunications	200	256	194
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (i)	Household Products/Wares	$1,782	1,892	1,662
Standard Industries, Inc., 2.3%, 11/21/26	(i)	Building Materials	€535	561	500
Standard Industries, Inc., 4.4%, 7/15/30	(h) (i)	Building Materials	$669	682	559
Standard Industries, Inc., 4.8%, 1/15/28	(h) (i)	Building Materials	1,993	2,000	1,836

See notes to unaudited financial statements.
8

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	$813	$801	$836
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(h) (i)	Building Materials	493	519	463
SWF Escrow Issuer Corp., 6.5%, 10/1/29	(h) (i)	Housewares	1,054	980	816
Terex Corp., 5.0%, 5/15/29	(h) (i)	Machinery-Construction & Mining	1,509	1,494	1,389
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	946	902	869
TUI Cruises GmbH, 6.5%, 5/15/26	(i)	Leisure Time	€2,056	2,463	1,978
Uber Technologies, Inc., 4.5%, 8/15/29	(h) (i)	Internet	$225	225	194
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (i)	Internet	2,097	2,246	2,079
United Rentals North America, Inc., 4.0%, 7/15/30	(i)	Commercial Services	68	71	61
United Rentals North America, Inc., 5.3%, 1/15/30	(i)	Commercial Services	1,212	1,292	1,177
Vail Resorts, Inc., 6.3%, 5/15/25	(h) (i)	Media Entertainment	706	722	723
Valvoline, Inc., 3.6%, 6/15/31	(h) (i)	Chemicals	346	282	282
Valvoline, Inc., 4.3%, 2/15/30	(h) (i)	Chemicals	57	50	50
VICI Properties LP / VICI Note Co., Inc., 3.8%, 2/15/27	(h) (i)	Real Estate Investment Trusts	340	341	314
VICI Properties LP / VICI Note Co., Inc., 4.1%, 8/15/30	(h) (i)	Real Estate Investment Trusts	944	1,000	849
Victors Merger Corp., 6.4%, 5/15/29	(h) (i)	Building Materials	1,528	1,500	919
Vistra Corp., 8.0%, 10/15/26 (fixed, converts to FRN on 10/15/26)	(h) (i) (j) (k) (l)	Electric	3,860	3,860	3,891
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (i)	Electric	904	921	862
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (i)	Electric	21	22	21
Weatherford International Ltd., 8.6%, 4/30/30	(h) (i)	Oil & Gas Services	4,149	4,183	4,113
Wells Fargo & Co., Series BB, 3.9%, 3/15/26 (fixed, converts to FRN on 3/15/26)	(i) (k) (l)	Banks	1,583	1,496	1,445
Western Midstream Operating LP, 3.6%, 2/1/25	(i)	Pipelines	111	101	106
Western Midstream Operating LP, 4.5%, 3/1/28	(i)	Pipelines	264	213	252
Western Midstream Operating LP, 4.6%, 2/1/30	(i)	Pipelines	770	805	708
Western Midstream Operating LP, 4.8%, 8/15/28	(i)	Pipelines	195	191	190
WeWork Companies LLC / WW Co-Obligor, Inc., 5.0%, 7/10/25	(h) (i)	Real Estate	2,015	1,758	1,638
Wynn Macau Ltd., 5.6%, 8/26/28	(h) (i)	Lodging	2,206	2,026	1,762
XPO CNW, Inc., 6.7%, 5/1/34	(i)	Transportation	2,019	2,035	2,074
ZF Europe Finance B.V., 3.0%, 10/23/29	(i)	Auto Parts & Equipment	€1,400	1,412	1,242
Total Unsecured Bonds				239,287	221,294
Collateralized Loan Obligation (CLO) / Structured Credit—22.0%
37 Capital CLO I, Series 2021-1A, Class D, ABS, 4.4%, 10/15/34 (3 mo. S+3.5%)	(h) (k)	USD CLO	$275	272	266
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, ABS, 4.4%, 9/21/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	425	422	417
Accunia European CLO III DAC, Series 3X, Class D, ABS, 3.1%, 1/20/31 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	€240	274	247
AIG CLO 2021-2 LLC, Series 2021-2A, Class C, ABS, 3.1%, 7/20/34 (3 mo. L+2.0%)	(h) (k)	USD CLO	$625	610	612
AlbaCore EURO CLO II DAC, Series 2A, Class E, ABS, 6.0%, 6/15/34 (3 mo. EURIBOR+6.0%)	(h) (k)	EUR CLO	€250	284	244
Allegro CLO VII Ltd., 3.9%, 6/13/31 (3 mo. L+2.9%)	(k)	USD CLO	$580	528	556

See notes to unaudited financial statements.
9

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
ALM 2020 Ltd., Series 2020-1A, Class D, ABS, 7.0%, 10/15/29 (3 mo. L+6.0%)	(h) (k)	USD CLO	$1,110	$1,110	$1,090
Ambac Assurance Corp., 8.5%, 2/1/55	(f) (h) (i)	Insurance	766	743	620
Ambac Assurance Corp., 8.5%, 2/12/55	(f) (i)	Insurance	1,563	1,516	1,266
Ammc CLO 19 Ltd., Series 2016-19A, Class D, ABS, 4.8%, 10/15/28 (3 mo. L+3.8%)	(h) (k)	USD CLO	205	203	204
Ammc CLO 20 Ltd., Series 2017-20A, Class E, ABS, 6.9%, 4/17/29 (3 mo. L+5.8%)	(h) (k)	USD CLO	250	248	241
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, ABS, 6.7%, 1/28/31 (3 mo. L+5.5%)	(h) (k)	USD CLO	250	242	240
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, 3.8%, 1/28/31 (3 mo. L+2.6%)	(h) (k)	USD CLO	250	240	242
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, 6.4%, 1/15/30 (3 mo. L+5.4%)	(h) (k)	USD CLO	545	533	539
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, 3.8%, 7/15/32 (3 mo. EURIBOR+3.8%)	(k)	EUR CLO	€435	519	452
Anchorage Capital Europe CLO DAC, Series 4A, Class E, ABS, 5.7%, 4/25/34 (3 mo. EURIBOR+5.7%)	(h) (k)	EUR CLO	260	305	259
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	235	222
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	295	295	280
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	232	220
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	239
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	386	366
Anchorage Credit Funding 4 Ltd., Series 2016-4A, Class ER, ABS, 6.7%, 4/27/39	(h)	USD CLO	250	239	215
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	546	506
Apex Credit CLO 2015-II Ltd., Series 2015-2A, Class ER, ABS, 7.1%, 10/17/26 (3 mo. L+6.1%)	(h) (k)	USD CLO	330	329	329
Ares European CLO IX B.V., Series 9X, Class D, ABS, 2.4%, 10/14/30 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	€520	550	532
Ares European CLO IX DAC, Series 9X, Class E, ABS, 4.4%, 10/14/30 (3 mo. EURIBOR+4.4%)	(k)	EUR CLO	290	320	289
Ares European CLO VI B.V., Series 2013-6X, Class ER, ABS, 5.3%, 4/15/30 (3 mo. EURIBOR+5.3%)	(k)	EUR CLO	340	382	342
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, 4.1%, 7/22/30 (3 mo. L+3.0%)	(h) (k)	USD CLO	$250	245	246
Ares XLVIII CLO, Series 2018-48A, Class D, ABS, 3.8%, 7/20/30 (3 mo. L+2.7%)	(h) (k)	USD CLO	565	552	540
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, 3.7%, 10/15/30 (3 mo. L+2.7%)	(h) (k)	USD CLO	250	247	242
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, ABS, 2.8%, 10/15/30 (3 mo. L+1.8%)	(h) (k)	USD CLO	250	246	246
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, 4.0%, 7/15/30 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	250	247

See notes to unaudited financial statements.
10

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
ArrowMark Colorado Holdings, Series 2018-3A, Class CR, ABS, 3.7%, 1/25/35 (3 mo. L+2.5%)	(h) (k)	USD CLO	$500	$489	$481
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, 3.1%, 11/17/27 (3 mo. L+2.6%)	(h) (k)	USD CLO	500	481	489
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, 3.6%, 4/20/28 (3 mo. L+2.6%)	(h) (k)	USD CLO	250	237	245
Atrium CDO Corp., Series 14A, Class D, ABS, 4.0%, 8/23/30 (3 mo. L+3.0%)	(h) (k)	USD CDO	250	237	246
Atrium XII, Series 12A, Class DR, ABS, 3.9%, 4/22/27 (3 mo. L+2.8%)	(h) (k)	USD CLO	250	241	242
Atrium XII, Series 12A, Class ER, ABS, 6.4%, 4/22/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	1,240	1,222	1,172
Avery Point IV CLO Ltd., Series 2014-1A, Class E, ABS, 5.8%, 4/25/26 (3 mo. L+4.6%)	(h) (k)	USD CLO	—	—	—
Avery Point VI CLO Ltd., Series 2015-6A, Class E1, ABS, 5.8%, 8/5/27 (3 mo. L+5.5%)	(h) (k)	USD CLO	500	487	472
Avoca CLO XI Ltd., Series 11X, Class ER, ABS, 5.0%, 7/15/30 (3 mo. EURIBOR+5.0%)	(k)	EUR CLO	€210	225	212
Avoca CLO XV DAC, Series 15X, Class ER, ABS, 4.1%, 4/15/31 (3 mo. EURIBOR+4.1%)	(k)	EUR CLO	360	387	355
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, 4.6%, 4/15/31 (3 mo. EURIBOR+4.6%)	(k)	EUR CLO	195	215	193
Bain Capital Euro CLO 2021-2 DAC, Series 2021-2X, Class D, ABS, 3.4%, 7/17/34 (3 mo. EURIBOR+3.4%)	(k)	EUR CLO	355	372	361
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, ABS, 6.3%, 1/20/28 (3 mo. L+5.2%)	(h) (k)	USD CLO	$1,255	1,230	1,210
Barings CLO Ltd. 2018-III, Series 2018-3A, Class E, ABS, 6.8%, 7/20/29 (3 mo. L+5.8%)	(h) (k)	USD CLO	250	241	240
Barings Euro CLO 2018-1 DAC, Series 2018-1X, Class D, ABS, 2.3%, 4/15/31 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	€190	195	192
Barings Euro CLO 2018-2 BV, 3.2%, 10/15/31 (3 mo. EURIBOR+3.2%)	(k)	EUR CLO	920	1,080	937
Barings Euro CLO 2018-3 DAC, Series 2018-3A, Class DE, ABS, 3.7%, 7/27/31 (3 mo. EURIBOR+3.7%)	(h) (k)	EUR CLO	480	525	493
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, 4.7%, 7/15/29 (3 mo. L+3.7%)	(h) (k)	USD CLO	$250	243	245
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, 6.0%, 10/19/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	605	599	586
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, 5.3%, 1/19/35 (3 mo. L+5.1%)	(h) (k)	USD CLO	885	876	836
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, 5.1%, 4/24/29 (3 mo. L+4.0%)	(h) (k)	USD CLO	590	581	577
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, ABS, 3.4%, 1/15/30 (3 mo. L+2.4%)	(h) (k)	USD CLO	250	237	240
BNPP IP CLO 2014-II Ltd., Series 2014-2A, Class DR, ABS, 4.8%, 10/30/25 (3 mo. L+3.5%)	(h) (k)	USD CLO	280	277	277
Bosphorus CLO IV DAC, Series 4A, Class E, ABS, 4.6%, 12/15/30 (3 mo. EURIBOR+4.6%)	(h) (k)	EUR CLO	€380	411	376
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, 4.8%, 12/12/32 (3 mo. EURIBOR+4.8%)	(h) (k)	EUR CLO	320	354	333

See notes to unaudited financial statements.
11

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Brookside Mill CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 6.5%, 1/17/28 (3 mo. L+5.5%)	(h) (k)	USD CLO	$720	$714	$706
Cairn CLO III B.V., Series 2013-3X, Class F, ABS, 6.6%, 10/20/28 (6 mo. EURIBOR+6.6%)	(k)	EUR CLO	€250	300	254
Cairn CLO VI B.V., Series 2016-6X, Class FR, ABS, 8.3%, 7/25/29 (3 mo. EURIBOR+8.3%)	(k)	EUR CLO	190	227	195
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, 6.4%, 1/31/30 (3 mo. EURIBOR+6.4%)	(k)	EUR CLO	690	762	704
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, 4.2%, 7/15/35 (3 mo. EURIBOR+4.2%)	(k)	EUR CLO	625	678	651
Canyon Capital CLO 2016-2 Ltd., Series 2016-2A, Class CR, ABS, 3.2%, 10/15/31 (3 mo. L+2.2%)	(h) (k)	USD CLO	$285	281	281
Carlyle Global Market Strategies CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, 3.6%, 4/17/31 (3 mo. L+2.6%)	(h) (k)	USD CLO	320	297	301
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, ABS, 2.6%, 7/15/30 (3 mo. EURIBOR+2.6%)	(k)	EUR CLO	€275	323	275
Carlyle Global Market Strategies Euro CLO 2016-2 DAC, Series 2016-2X, Class BRR, ABS, 2.4%, 4/15/34 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	525	565	544
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, ABS, 5.4%, 4/15/33 (3 mo. EURIBOR+5.4%)	(k)	EUR CLO	250	290	240
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, ABS, 3.9%, 10/20/27 (3 mo. L+2.8%)	(h) (k)	USD CLO	$280	267	269
Carlyle US CLO 2017-3 Ltd., Series 2017-3A, Class C, ABS, 4.6%, 7/20/29 (3 mo. L+3.5%)	(h) (k)	USD CLO	630	619	607
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£243	641	645
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, ABS, 4.6%, 4/22/30 (3 mo. L+3.4%)	(h) (k)	USD CLO	$250	243	239
Cathedral Lake V Ltd., Series 2018-5A, Class D, ABS, 4.3%, 10/21/30 (3 mo. L+3.3%)	(h) (k)	USD CLO	340	322	319
Cedar Funding VII Clo Ltd., Series 2018-7A, Class C, ABS, 2.8%, 1/20/31 (3 mo. L+1.8%)	(h) (k)	USD CLO	395	386	388
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, ABS, 4.4%, 7/27/30 (3 mo. L+3.2%)	(h) (k)	USD CLO	620	601	603
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, 5.1%, 7/13/29 (3 mo. L+4.1%)	(h) (k)	USD CLO	495	488	493
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class BR2, ABS, 3.0%, 4/20/34 (3 mo. L+1.9%)	(h) (k)	USD CLO	270	263	265
Contego CLO II B.V., Series 2X, Class ER, ABS, 4.7%, 11/15/26 (3 mo. EURIBOR+5.2%)	(k)	EUR CLO	€170	186	177
Contego CLO IV DAC, Series 4X, Class E, ABS, 5.1%, 1/23/30 (3 mo. EURIBOR+5.1%)	(k)	EUR CLO	435	488	440
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, 4.8%, 10/15/29 (3 mo. L+3.8%)	(h) (k)	USD CLO	$1,710	1,691	1,680
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, 2.5%, 1/27/31 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	€190	206	194

See notes to unaudited financial statements.
12

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CVC Cordatus Loan Fund XXII DAC, Series 22A, Class E, ABS, 6.2%, 12/15/34 (3 mo. EURIBOR+6.2%)	(h) (k)	EUR CLO	€250	$287	$242
Deer Park CLO DAC, Series 1A, Class ER, ABS, 6.3%, 10/15/34 (3 mo. EURIBOR+6.3%)	(h) (k)	EUR CLO	250	287	251
Denali Capital CLO XI Ltd., Series 2015-1A, Class DR, ABS, 6.7%, 10/20/28 (3 mo. L+5.6%)	(h) (k)	USD CLO	$750	725	732
Diamond CLO 2019-1 Ltd., Series 2019-1A, Class E, ABS, 9.2%, 4/25/29 (3 mo. L+8.1%)	(h) (k)	USD CLO	805	805	799
Dryden 51 Euro CLO 2017 B.V., Series 2017-51X, Class E, ABS, 4.9%, 7/15/31 (3 mo. EURIBOR+4.9%)	(k)	EUR CLO	€620	682	635
Dryden 53 CLO Ltd., Series 2017-53A, Class D, ABS, 3.4%, 1/15/31 (3 mo. L+2.4%)	(h) (k)	USD CLO	$526	503	505
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, ABS, 2.4%, 5/15/32 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	€365	390	368
Dryden 61 Clo Ltd., Series 2018-61A, Class CR, ABS, 2.8%, 1/17/32 (3 mo. L+1.8%)	(h) (k)	USD CLO	$410	400	405
Eaton Vance CLO 2014-1R Ltd., Series 2014-1RA, Class C, ABS, 3.1%, 7/15/30 (3 mo. L+2.1%)	(h) (k)	USD CLO	325	317	318
Elevation CLO 2017-8 Ltd., Series 2017-8A, Class D, ABS, 4.1%, 10/25/30 (3 mo. L+2.9%)	(h) (k)	USD CLO	250	244	237
Elevation CLO 2017-8 Ltd., Series 2017-8X, Class D, ABS, 4.1%, 10/25/30 (3 mo. L+2.9%)	(k)	USD CLO	405	394	378
Elevation CLO 2021-14 Ltd., Series 2021-14A, Class D2, ABS, 6.1%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	630	622	606
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, 4.4%, 10/15/29 (3 mo. L+3.4%)	(h) (k)	USD CLO	410	398	405
Ellington Clo II Ltd., Series 2017-2A, Class D, ABS, 4.2%, 2/15/29 (3 mo. L+3.7%)	(h) (k)	USD CLO	500	486	473
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, 6.5%, 4/15/29 (3 mo. L+5.5%)	(h) (k)	USD CLO	585	580	578
Erna Srl, Series 1, Class A, 2.3%, 7/25/31 (3 mo. EURIBOR+2.3%)	(k)	Commercial MBS	€279	323	295
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR+3.6%)	(k)	Commercial MBS	420	479	440
Fair Oaks Loan Funding I DAC, Series 1A, Class ER, ABS, 6.1%, 4/15/34 (3 mo. EURIBOR+6.1%)	(h) (k)	EUR CLO	250	296	246
First Eagle Clarendon Fund CLO LLC, Series 2014-1A, Class E, ABS, 7.2%, 1/25/27 (3 mo. L+6.1%)	(h) (k)	USD CLO	$1,000	1,000	995
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, ABS, 3.0%, 7/15/31 (3 mo. L+2.0%)	(h) (k)	USD CLO	250	241	243
Galaxy XXIV CLO Ltd., 3.5%, 1/15/31 (3 mo. L+2.5%)	(k)	USD CLO	550	507	526
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, 3.2%, 5/16/31 (3 mo. L+2.8%)	(h) (k)	USD CLO	250	230	244
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, ABS, 6.6%, 1/21/28 (3 mo. L+5.5%)	(h) (k)	USD CLO	850	840	837
GAM FRR2 H Co.	(f) (m) (n)	Diversified Financial Services	1	569	643
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 2C, REMIC, 0.0%, 11/29/50	(h) (o)	Commercial MBS	44	29	30
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1D, REMIC, 0.0%, 11/29/50	(h) (o)	Commercial MBS	60	41	41

See notes to unaudited financial statements.
13

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1C, REMIC, 0.0%, 11/29/50	(h) (o)	Commercial MBS	$41	$29	$29
GAM RE-REMIC TRUST 2021-FRR2, Series 2021-FRR2, Class CK78, PO, REMIC, 0.0%, 9/27/51	(h) (o)	Commercial MBS	29	18	19
GAM RE-REMIC TRUST 2021-FRR2, Series 2021-FRR2, Class D730, PO, REMIC, 0.0%, 9/27/51	(h) (o)	Commercial MBS	35	29	29
GAM RE-REMIC TRUST 2021-FRR2, Series 2021-FRR2, Class DK49, PO, REMIC, 0.0%, 9/27/51	(h) (o)	Commercial MBS	34	27	27
GAM RE-REMIC TRUST 2021-FRR2, Series 2021-FRR2, Class CK44, PO, REMIC, 0.0%, 9/27/51	(h) (o)	Commercial MBS	43	36	36
GAM RE-REMIC TRUST 2021-FRR2, Series 2021-FRR2, Class BK78, REMIC, 2.4%, 9/27/51	(h)	Commercial MBS	46	37	37
Greywolf CLO V Ltd., Series 2015-1A, Class BR, ABS, 3.2%, 1/27/31 (3 mo. L+2.0%)	(h) (k)	USD CLO	740	726	725
Greywolf CLO V Ltd., Series 2015-1A, Class CR, ABS, 4.2%, 1/27/31 (3 mo. L+3.0%)	(h) (k)	USD CLO	500	475	487
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D2R, ABS, 4.3%, 7/25/27 (3 mo. L+3.1%)	(h) (k)	USD CLO	405	395	388
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D1R, ABS, 4.3%, 7/25/27 (3 mo. L+3.1%)	(h) (k)	USD CLO	615	599	589
Harvest CLO IX DAC, Series 9X, Class ER, ABS, 5.1%, 2/15/30 (3 mo. EURIBOR+5.1%)	(k)	EUR CLO	€125	135	123
Harvest CLO XIV DAC, Series 14X, Class F, ABS, 6.3%, 11/18/29 (3 mo. EURIBOR+6.3%)	(k)	EUR CLO	215	255	214
Harvest CLO XIX DAC, Series 19X, Class D, ABS, 2.6%, 4/14/31 (3 mo. EURIBOR+2.6%)	(k)	EUR CLO	450	475	458
Henley CLO VI DAC, Series 6X, Class D, ABS, 3.2%, 6/10/34 (3 mo. EURIBOR+3.2%)	(k)	EUR CLO	180	186	181
Henley CLO VI DAC, Series 6A, Class E, ABS, 6.1%, 6/10/34 (3 mo. EURIBOR+6.1%)	(h) (k)	EUR CLO	250	287	246
Highbridge Loan Management 12-2018 Ltd., Series 12A-18, Class B, ABS, 2.9%, 7/18/31 (3 mo. L+1.9%)	(h) (k)	USD CLO	$435	426	425
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class CR, ABS, 3.8%, 1/28/30 (3 mo. L+2.6%)	(h) (k)	USD CLO	261	245	248
Hull Street CLO Ltd., Series 2014-1A, Class D, ABS, 4.6%, 10/18/26 (3 mo. L+3.6%)	(h) (k)	USD CDO	300	299	299
Jamestown CLO Ltd., Series 2013-2A, Class DR, ABS, 6.6%, 4/22/30 (3 mo. L+5.5%)	(h) (k)	USD CLO	1,230	1,202	1,175
Jamestown CLO XI Ltd., Series 2018-11A, Class C, ABS, 4.3%, 7/14/31 (3 mo. L+3.3%)	(h) (k)	USD CLO	750	731	733
JFIN CLO 2012 Ltd., Series 2012-1A, Class DR, ABS, 7.5%, 7/20/28 (3 mo. L+6.5%)	(h) (k)	USD CLO	700	693	686
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class C, ABS, 3.7%, 7/17/29 (3 mo. L+2.7%)	(h) (k)	USD CLO	355	351	349
JMP Credit Advisors ClO IV Ltd., Series 2017-1A, Class D, ABS, 5.2%, 7/17/29 (3 mo. L+4.2%)	(h) (k)	USD CLO	610	598	602
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, ABS, 2.9%, 4/15/30 (3 mo. EURIBOR+2.9%)	(k)	EUR CLO	€155	175	160

See notes to unaudited financial statements.
14

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jubilee CLO 2015-XV B.V., Series 2015-15X, Class F, ABS, 5.5%, 7/12/28 (3 mo. EURIBOR+6.0%)	(k)	EUR CLO	€275	$324	$281
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, ABS, 3.1%, 1/15/30 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	200	224	209
Kingsland IX Ltd., Series 2018-9A, Class DR, ABS, 4.4%, 4/28/31 (3 mo. L+3.2%)	(h) (k)	USD CLO	$725	707	695
KKR CLO 13 Ltd., Series 13, Class ER, ABS, 6.0%, 1/16/28 (3 mo. L+5.0%)	(h) (k)	USD CLO	630	629	620
KKR CLO 32 Ltd., Series 32A, Class C, ABS, 3.4%, 1/15/32 (3 mo. L+2.4%)	(h) (k)	USD CLO	250	247	246
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 7.0%, 1/14/28 (3 mo. L+5.9%)	(h) (k)	USD CLO	500	497	493
LCM XX LP, Series 20A, Class ER, ABS, 6.5%, 10/20/27 (3 mo. L+5.5%)	(h) (k)	USD CLO	300	286	286
LCM XXI LP, Series 21A, Class ER, ABS, 6.8%, 4/20/28 (3 mo. L+5.8%)	(h) (k)	USD CLO	570	547	556
Lehman XS Trust 2007-14H, Series 2007-14H, Class A22, CMO, 1.5%, 7/25/47 (1 mo. L+0.8%)	(k)	USD CLO	284	286	272
Lehman XS Trust 2007-6, Series 2007-6, Class 3A32, ABS, 1.2%, 5/25/37 (1 mo. L+0.5%)	(k)	USD CLO	149	134	140
Lehman XS Trust 2007-6, Series 2007-6, Class 3A2, ABS, 4.4%, 5/25/37		USD CLO	107	112	108
Lehman XS Trust 2007-6, Series 2007-6, Class 3A4, ABS, 4.4%, 5/25/37		USD CLO	178	182	179
Lehman XS Trust 2007-6, Series 2007-6, Class 3A31, ABS, 4.4%, 5/25/37		USD CLO	130	133	124
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, ABS, 3.2%, 1/25/30 (3 mo. L+2.0%)	(h) (k)	USD CLO	550	538	541
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, 5.5%, 4/15/29 (3 mo. L+4.5%)	(h) (k)	USD CLO	520	513	510
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, 4.4%, 7/23/29 (3 mo. L+3.3%)	(h) (k)	USD CLO	430	422	417
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, ABS, 7.6%, 7/23/29 (3 mo. L+6.5%)	(h) (k)	USD CLO	815	803	796
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, ABS, 5.5%, 1/22/28 (3 mo. L+4.4%)	(h) (k)	USD CLO	340	337	325
Madison Park Funding XIX Ltd., Series 2015-19A, Class ER, ABS, 7.2%, 1/22/28 (3 mo. L+6.1%)	(h) (k)	USD CLO	250	235	235
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, ABS, 6.0%, 4/15/29 (3 mo. L+5.0%)	(h) (k)	USD CLO	1,005	980	960
Man GLG Euro CLO I DAC, 2.5%, 10/15/30 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	€315	350	317
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, 3.3%, 10/15/30 (3 mo. EURIBOR+3.3%)	(k)	EUR CLO	635	703	648
Man GLG US CLO, Series 2018-1A, Class CR, ABS, 4.1%, 4/22/30 (3 mo. L+3.1%)	(h) (k)	USD CLO	$560	532	530
Marathon CLO X Ltd., Series 2017-10A, Class C, ABS, 4.2%, 11/15/29 (3 mo. L+3.7%)	(h) (k)	USD CLO	1,030	1,001	963
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, 6.0%, 10/17/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	470	464	456

See notes to unaudited financial statements.
15

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Marlay Park CLO DAC, Series 1X, Class D, ABS, 4.5%, 10/15/30 (3 mo. EURIBOR+4.5%)	(k)	EUR CLO	€590	$653	$584
Midocean Credit CLO IX, Series 2018-9A, Class D, ABS, 4.4%, 7/20/31 (3 mo. L+3.3%)	(h) (k)	USD CLO	$250	245	241
Midocean Credit CLO VII, Series 2017-7A, Class D, ABS, 4.9%, 7/15/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	340	336	329
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, 3.4%, 2/20/31 (3 mo. L+2.9%)	(h) (k)	USD CLO	250	236	239
Mitchells & Butlers Finance Plc, Series C2, 2.8%, 9/15/34 (3 mo. L GBP+1.9%)	(i) (k)	Retail	£972	1,133	990
Mitchells & Butlers Finance Plc, Series D1, 3.0%, 6/15/36 (3 mo. L GBP+2.1%)	(i) (k)	Retail	481	538	490
Mitchells & Butlers Finance Plc, Series B2, 6.0%, 12/15/28	(i)	Retail	193	298	251
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/30	(i)	Retail	884	1,377	1,180
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, ABS, 3.7%, 1/20/31 (3 mo. L+2.7%)	(h) (k)	USD CLO	$535	516	509
Monroe Capital CLO 2014-1 Ltd., Series 2014-1X, Class E, ABS, 6.5%, 10/22/26 (3 mo. L+5.4%)	(k)	USD CLO	250	245	239
Monroe Capital MML CLO 2016-1 Ltd., Series 2016-1A, Class ER, ABS, 8.4%, 7/22/28 (3 mo. L+7.3%)	(h) (k)	USD CLO	485	486	469
Monroe Capital Mml Clo 2017-1 Ltd., Series 2017-1A, Class E, ABS, 8.5%, 4/22/29 (3 mo. L+7.4%)	(h) (k)	USD CLO	525	524	518
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, ABS, 7.9%, 4/15/30 (3 mo. L+6.9%)	(h) (k)	USD CLO	290	280	275
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, ABS, 4.6%, 10/16/29 (3 mo. L+3.6%)	(h) (k)	USD CLO	250	247	246
Mountain View CLO IX Ltd., Series 2015-9A, Class CR, ABS, 4.2%, 7/15/31 (3 mo. L+3.1%)	(h) (k)	USD CLO	250	238	230
MP CLO III Ltd., Series 2013-1A, Class DR, ABS, 4.1%, 10/20/30 (3 mo. L+3.1%)	(h) (k)	USD CLO	520	500	480
MP CLO VII Ltd., Series 2015-1A, Class DRR, ABS, 4.0%, 10/18/28 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	250	233
Mulberry Street CDO II Ltd., Series 2A, Class A1W, ABS, 1.2%, 8/12/38 (6 mo. L+0.6%)	(h) (k)	USD CDO	564	371	388
Nassau 2017-I Ltd., Series 2017-IA, Class C, ABS, 4.9%, 10/15/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	265	261	252
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class E, ABS, 8.3%, 1/20/27 (3 mo. L+7.2%)	(h) (k)	USD CLO	725	725	719
Northwoods Capital XII-B Ltd., Series 2018-12BA, Class D, ABS, 4.0%, 6/15/31 (3 mo. L+3.2%)	(h) (k)	USD CLO	505	488	464
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, 2.5%, 1/20/32 (3 mo. EURIBOR+3.4%)	(k)	EUR CLO	€325	343	328
Oaktree CLO 2015-1 Ltd., Series 2015-1A, Class DR, ABS, 6.3%, 10/20/27 (3 mo. L+5.2%)	(h) (k)	USD CLO	$250	250	248
OCP CLO 2014-7 Ltd., Series 2014-7A, Class DRR, ABS, 6.9%, 7/20/29 (3 mo. L+5.8%)	(h) (k)	USD CLO	415	395	393
OCP Euro CLO 2022-5 DAC, Series 2022-5A, Class E, ABS, 6.5%, 4/20/35 (3 mo. EURIBOR+6.5%)	(h) (k)	EUR CLO	€250	277	248

See notes to unaudited financial statements.
16

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class BR3, ABS, 2.1%, 2/14/31 (3 mo. L+1.8%)	(h) (k)	USD CLO	$250	$243	$245
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, 3.2%, 10/22/36 (3 mo. L+2.1%)	(h) (k)	USD CLO	250	246	246
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, 4.5%, 10/22/30 (3 mo. L+3.4%)	(h) (k)	USD CLO	250	245	245
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, 4.0%, 7/17/29 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	241	244
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, 4.0%, 5/16/30 (3 mo. L+3.6%)	(h) (k)	USD CLO	250	244	245
OZLM XX Ltd., Series 2018-20A, Class C, ABS, 4.0%, 4/20/31 (3 mo. L+3.0%)	(h) (k)	USD CLO	515	497	493
Palmer Square European CLO 2021-1 DAC, Series 2021-1A, Class E, ABS, 5.7%, 4/15/34 (3 mo. EURIBOR+5.7%)	(h) (k)	EUR CLO	€250	295	248
Palmer Square Loan Funding 2019-2 Ltd., Series 2019-2A, Class D, ABS, 6.6%, 4/20/27 (3 mo. L+5.5%)	(h) (k)	USD CLO	$250	232	249
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class E, ABS, 9.1%, 11/25/28 (3 mo. L+8.6%)	(h) (k)	USD CLO	250	252	246
Palmer Square Loan Funding 2021-2 Ltd., Series 2021-2A, Class E, ABS, 8.0%, 5/20/29 (3 mo. L+7.5%)	(h) (k)	USD CLO	250	250	241
Parallel 2015-1 Ltd., Series 2015-1A, Class E, ABS, 6.2%, 7/20/27 (3 mo. L+5.2%)	(h) (k)	USD CLO	755	741	735
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, ABS, 4.2%, 7/20/29 (3 mo. L+3.1%)	(h) (k)	USD CLO	530	514	508
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, 2.4%, 4/20/35 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	€100	107	102
Peterborough Progress Health Plc, 5.6%, 10/2/42	(i)	Healthcare-Services	£588	1,021	820
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 1.2%, 3/22/37 (3 mo. L+0.4%)	(h) (k)	Diversified Financial Services	$430	340	347
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 1.2%, 9/22/37 (3 mo. L+0.4%)	(h) (k)	Diversified Financial Services	269	220	220
Providus CLO V DAC, Series 5X, Class D, ABS, 3.0%, 2/15/35 (3 mo. EURIBOR+3.0%)	(k)	EUR CLO	€370	378	375
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, 2.3%, 10/15/34 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	300	321	303
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, ABS, 4.1%, 7/15/30 (3 mo. L+3.0%)	(h) (k)	USD CLO	$685	658	648
Shackleton 2015-VIII CLO Ltd., Series 2015-8A, Class ER, ABS, 6.4%, 10/20/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	440	435	434
Shackleton 2017-XI CLO Ltd., Series 2017-11A, Class D, ABS, 4.2%, 8/15/30 (3 mo. L+3.7%)	(h) (k)	USD CLO	250	248	238
Shackleton 2021-XVI CLO Ltd., Series 2021-16A, Class D2, ABS, 6.0%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	1,220	1,202	1,183
Silvermore CLO Ltd., Series 2014-1A, Class C, ABS, 4.0%, 5/15/26 (3 mo. L+3.5%)	(h) (k)	USD CLO	855	846	855
Smeralda SPV Srl, 1.0%, 12/22/33	(f)	Commercial MBS	€784	939	828
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	Commercial MBS	1,866	2,124	1,969
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class R2D2, ABS, 6.2%, 4/15/30 (3 mo. L+5.2%)	(h) (k)	USD CLO	$990	991	956

See notes to unaudited financial statements.
17

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sound Point CLO XX Ltd., Series 2018-2A, Class D, ABS, 4.2%, 7/26/31 (3 mo. L+3.0%)	(h) (k)	USD CLO	$265	$245	$244
Sound Point CLO, Ltd., Series 2015-1RA, Class D1, ABS, 4.8%, 4/15/30 (3 mo. L+3.8%)	(h) (k)	USD CLO	1,125	1,102	1,066
St Paul’s CLO III-R DAC, Series 3RX, Class CR, ABS, 1.6%, 1/15/32 (3 mo. EURIBOR+1.6%)	(k)	EUR CLO	€100	96	104
St Paul’s CLO III-R DAC, Series 3RX, Class DR, ABS, 2.4%, 1/15/32 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	445	487	444
St Paul’s CLO V DAC, Series 5X, Class DR, ABS, 3.0%, 2/20/30 (3 mo. EURIBOR+3.0%)	(k)	EUR CLO	140	162	143
St Paul’s CLO V DAC, Series 5X, Class ER, ABS, 5.2%, 2/20/30 (3 mo. EURIBOR+5.2%)	(k)	EUR CLO	325	367	327
Steele Creek CLO 2014-1 Ltd., Series 2014-1RA, Class D, ABS, 3.9%, 4/21/31 (3 mo. L+2.8%)	(h) (k)	USD CLO	$1,330	1,279	1,248
Symphony CLO XIV Ltd., Series 2014-14A, Class E, ABS, 5.6%, 7/14/26 (3 mo. L+4.6%)	(h) (k)	USD CLO	250	245	245
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, 3.6%, 4/16/31 (3 mo. L+2.6%)	(h) (k)	USD CLO	250	248	241
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, ABS, 6.6%, 4/15/28 (3 mo. L+5.6%)	(h) (k)	USD CLO	910	898	898
TBW Mortgage-Backed Trust 2006-6, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	53	41	44
Terwin Mortgage Trust 2006-6, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(h) (k)	USD CLO	45	15	18
Tikehau CLO III DAC, Series 3X, Class D, ABS, 2.7%, 12/1/30 (3 mo. EURIBOR+2.7%)	(k)	EUR CLO	€220	234	225
Toro European CLO 4 DAC, Series 1X, Class ER, ABS, 5.3%, 7/15/30 (3 mo. EURIBOR+5.3%)	(k)	EUR CLO	315	321	309
Toro European CLO 5 DAC, Series 5X, Class E, ABS, 4.2%, 10/15/30 (3 mo. EURIBOR+4.2%)	(k)	EUR CLO	615	661	586
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, 2.5%, 1/12/32 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	400	428	412
Treman Park CLO Ltd., Series 2015-1A, Class FRR, ABS, 8.5%, 10/20/28 (3 mo. L+7.4%)	(h) (k)	USD CLO	$250	243	243
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, 4.6%, 4/15/35 (3 mo. EURIBOR+4.6%)	(h) (k)	EUR CLO	€250	272	265
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(i)	Real Estate	£1,272	1,919	1,711
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(i)	Real Estate	1,036	1,415	1,542
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(i)	Real Estate	422	592	553
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, 6.0%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CDO	$630	624	611
Venture CDO Ltd., Series 2016-25A, Class D2, ABS, 5.3%, 4/20/29 (3 mo. L+4.2%)	(h) (k)	USD CDO	135	135	134
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, 3.9%, 4/15/27 (3 mo. L+2.8%)	(h) (k)	USD CDO	1,125	1,114	1,086
Venture XXII CLO Ltd., Series 2015-22X, Class DR, ABS, 3.8%, 1/15/31 (3 mo. L+2.8%)	(k)	USD CLO	250	239	236
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, ABS, 5.1%, 10/20/28 (3 mo. L+4.1%)	(h) (k)	USD CDO	530	523	524

See notes to unaudited financial statements.
18

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Venture XXIX CLO Ltd., Series 2017-29A, Class D, ABS, 4.4%, 9/7/30 (3 mo. L+3.9%)	(h) (k)	USD CLO	$260	$255	$250
Vesey Park CLO DAC, Series 1X, Class B, ABS, 2.3%, 11/16/32 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	€140	150	144
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, 4.8%, 6/20/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	$250	248	248
Vibrant CLO VII Ltd., Series 2017-7A, Class C, ABS, 4.7%, 9/15/30 (3 mo. L+3.6%)	(h) (k)	USD CLO	250	245	242
Voya Euro CLO IV DAC, Series 4X, Class DR, ABS, 3.1%, 10/15/34 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	€115	118	115
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, 6.3%, 4/17/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	$1,375	1,375	1,300
Wind River 2015-2 CLO Ltd., Series 2015-2A, Class ER, ABS, 6.6%, 10/15/27 (3 mo. L+5.6%)	(h) (k)	USD CLO	655	657	655
Wind River 2016-1 CLO Ltd., Series 2016-1A, Class ER, ABS, 6.6%, 7/15/28 (3 mo. L+5.6%)	(h) (k)	USD CLO	2,250	2,218	2,235
Wind River 2016-1K CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, 6.2%, 10/15/34 (3 mo. L+5.1%)	(h) (k)	USD CLO	915	904	877
Zais CLO 14 Ltd., Series 2020-14A, Class DR, ABS, 5.5%, 4/15/32 (3 mo. L+4.5%)	(h) (k)	USD CDO	475	475	475
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, 5.5%, 10/15/28 (3 mo. L+4.5%)	(h) (k)	USD CLO	510	500	501
Total Collateralized Loan Obligation / Structured Credit				113,015	108,947
Convertible Bonds—1.8%
Colony Capital, Inc., 5.0%, 4/15/23	(i)	Real Estate Investment Trusts	610	603	612
Liberty Interactive LLC, 3.8%, 2/15/30	(i)	Media Entertainment	1,162	881	802
Liberty Interactive LLC, 4.0%, 11/15/29	(i)	Media Entertainment	3,707	2,921	2,521
Liberty Latin America Ltd., 2.0%, 7/15/24	(i)	Media Entertainment	5,514	5,628	5,028
Total Convertible Bonds				10,033	8,963

Municipal Bonds—1.5%
City of Detroit MI, COPs, 4.8%, 6/15/20	(i) (p) (q)	236	178	209
City of Detroit MI, COPs, 4.9%, 6/15/25	(i) (p) (q)	824	620	731
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(i) (p) (q)	5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(i) (p) (q)	25	20	24
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(i) (p) (q)	440	299	421
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(i) (p) (q)	10	7	9
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(i) (p) (q)	15	11	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(p) (q)	55	35	53
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(p) (q)	160	104	154
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(p) (q)	325	212	313
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (p) (q)	145	110	140
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (p) (q)	30	21	28
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(i) (p) (q)	30	20	29
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(p) (q)	120	78	115
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(i) (p) (q)	465	372	448
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(p) (q)	15	10	14
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(i) (p) (q)	210	152	202
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(i) (p) (q)	30	23	28
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(i) (p) (q)	20	16	19

See notes to unaudited financial statements.
19

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(i) (p) (q)	$5	$4	$5
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(i) (p) (q)	1,690	1,269	1,553
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (p) (q)	35	34	34
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (p) (q)	45	41	43
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(p) (q)	200	126	193
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(i) (p) (q)	15	10	14
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(i) (p) (q)	445	330	443
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(p) (q)	80	53	80
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (p) (q)	10	8	10
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (p) (q)	10	8	10
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(i) (p) (q)	69	61	71
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(i) (p) (q)	69	63	71
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(i) (p) (q)	18	17	19
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(i) (p) (q)	18	16	19
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 3.8%, 7/1/22	(p) (q)	5	3	4
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/19	(i) (p) (q)	10	8	9
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/20	(p) (q)	110	72	105
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/21	(p) (q)	60	39	57
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.0%, 7/1/30	(p) (q)	25	16	23
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.3%, 7/1/40	(p) (q)	5	3	5
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(i) (p) (q)	30	30	28
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(i) (p) (q)	5	4	5
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(p) (q)	5	3	5
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(i) (p) (q)	25	21	23
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(i) (p) (q)	20	16	19
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(i) (p) (q)	80	68	77
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(i) (p) (q)	35	27	33
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (p) (q)	60	46	57
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (p) (q)	120	94	113
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(i) (p) (q)	150	122	141
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/17	(i) (k) (p) (q)	15	10	13
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/18	(i) (k) (p) (q)	15	10	13

See notes to unaudited financial statements.
20

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series UU, 1.0%, 7/1/20	(i) (k) (p) (q)		$110	$84	$94
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.3%, 7/1/25	(k) (p) (q)		25	18	22
Puerto Rico Electric Power Authority, Series UU-RSA-1, 1.3%, 7/1/31	(i) (k) (p) (q)		110	80	97
Puerto Rico Electric Power Authority, Series V V, 5.5%, 7/1/20	(i) (p) (q)		15	12	14
Puerto Rico Electric Power Authority, Series YY-RSA-1, 6.1%, 7/1/40	(p) (q)		195	122	181
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(i) (p) (q)		5	4	5
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(i) (p) (q)		20	16	19
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.0%, 7/1/17	(i) (p) (q)		15	11	14
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/19	(p) (q)		10	6	10
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/24	(i) (p) (q)		5	4	5
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/26	(i) (p) (q)		355	274	342
Puerto Rico Highway & Transportation Auth., Series N, 5.3%, 7/1/39	(i) (p) (q)		595	538	582
Total Municipal Bonds				6,093	7,636
Emerging Markets Debt—3.4%
Argentine Republic Government International Bond, 0.8%, 7/9/46	(i)	Sovereign	€158	63	44
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	1,902	936	622
Argentine Republic Government International Bond, 0.5%, 7/9/30	(i)	Sovereign	$901	443	285
Argentine Republic Government International Bond, 1.1%, 7/9/35	(i)	Sovereign	1,263	506	362
Argentine Republic Government International Bond, 1.1%, 7/9/46		Sovereign	704	326	206
Argentine Republic Government International Bond, 1.5%, 1/9/38	(i)	Sovereign	€23	11	8
Argentine Republic Government International Bond, 1.5%, 7/9/41	(i)	Sovereign	27	12	8
Argentine Republic Government International Bond, 2.0%, 1/9/38	(i)	Sovereign	$177	80	64
Ecuador Social Bond Sarl, 0.0%, 1/30/35	(i) (o)	Sovereign	862	700	689
Petroleos Mexicanos, 6.5%, 1/23/27	(i)	Oil & Gas	1,319	1,326	1,268
Petroleos Mexicanos, 6.5%, 3/13/27	(i)	Oil & Gas	7,574	7,661	7,249
Petroleos Mexicanos, 6.8%, 1/23/30	(j)	Oil & Gas	5,283	5,507	4,824
Provincia de Buenos Aires/Government Bond, 2.0%, 9/1/37	(i)	Provincial	€31	12	10
Provincia de Buenos Aires/Government Bond, 2.5%, 9/1/37	(i)	Provincial	10	4	4

See notes to unaudited financial statements.
21

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Provincia de Buenos Aires/Government Bond, 2.9%, 9/1/37	(i)	Provincial	€252	$133	$101
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(i)	Provincial	$1,763	685	655
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(h) (i)	Provincial	84	32	31
Provincia de Buenos Aires/Government Bond, 3.9%, 9/1/37	(i)	Provincial	911	436	379
Total Emerging Markets Debt				18,873	16,809

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.4%
Midwest Veterinary Co. LLC 12.0%	(f)	Healthcare-Services	17,650	1,730	1,730
Riverbed Technology, Inc.		Software	4,494	86	48
Verscend Technologies, Inc., 12.3%	(f)	Software	200	194	204
Total Preferred Equity				2,010	1,982
Common Equity—0.8%
Aquadrill, LLC	(q)	Oil & Gas	6,967	199	296
ATD New Holdings, Inc.	(q)	Distribution/Wholesale	1,964	36	164
California Resources Corp.	(i)	Oil & Gas	2,148	29	86
California Resources Corp., Warrants	(q)	Oil & Gas	1,064	4	13
Noble Corp.	(q)	Oil & Gas	11,726	159	374
Quorum Health Corp.	(f) (q)	Healthcare-Services	48,950	492	453
Quorum Litigation Trust, Initial Funding	(f) (q)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f) (q)	Healthcare-Services	2,399	2	2
Solocal Group	(q)	Internet	492,144	1,566	553
Superior Energy Equity New 144A	(h) (q)	Oil & Gas	1,228	2	64
Superior Energy Equity New Sec 1145	(q)	Oil & Gas	26,438	676	1,388
UTEX Industries Inc.	(q)	Miscellaneous Manufacturing	8,041	240	591
UTEX Industries Inc., Warrants	(f) (q)	Miscellaneous Manufacturing	2,245	2	31
Valaris, Ltd.	(q)	Oil & Gas	135	2	7
Total Common Equity				3,409	4,022
TOTAL INVESTMENTS—112.3%				$585,180	556,832
LIABILITIES IN EXCESS OF OTHER ASSETS—(12.3)%(r)					(60,958)
NET ASSETS—100.0%					$495,874

See notes to unaudited financial statements.
22

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Reverse Repurchase Agreements—(6.0)%

Security Description	Principal Value(c)	Principal Value Including Accrued Interest
Agreement dated 2/15/22 with BNP Paribas, 0.95%, to be repurchased 5/16/22 for $(1,606), collateralized by Sirius XM Radio, Inc., 5.5% due 7/1/29; (value—$(1,580))	$(1,454)	$(1,457)
Agreement dated 2/16/22 with BNP Paribas, 0.95%, to be repurchased 5/16/22 for $(3,637), collateralized by Petroleos Mexicanos, 6.84% due 1/23/30; (value—$(3,400))	(3,071)	(3,077)
Agreement dated 2/17/22 with BNP Paribas, 0.9500%, to be repurchased 5/17/22 for $(2,487), collateralized by LCPR Senior Secured Financing DAC, 5.125% due 7/15/29 and $(4,891), collateralized by CCO Holdings LLC / CCO Holdings Capital Corp., 5.375% due 6/1/29; (value—$(7,083))	(6,363)	(6,375)
Agreement dated 3/3/22 with BNP Paribas, 0.95%, to be repurchased 5/17/22 for $(1,597), collateralized by DaVita, Inc., 4.625% due 6/1/30; (value—$(1,425))	(1,319)	(1,321)
Agreement dated 3/11/22 with BNP Paribas, 0.95%, to be repurchased 5/17/22 for $(2,313), collateralized by Carnival Corp., 7.625% due 3/1/26; (value—$(2,297))	(2,076)	(2,079)
Agreement dated 3/25/22 with BNP Paribas, 1.27%, to be repurchased 6/27/22 for $(2,431), collateralized by Coty, Inc., 6.5% due 4/15/26 and $(2,370), collateralized by NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.125% due 4/1/26 and $(2,554), collateralized by Vistra Corp., 8% due 10/15/26 and $(2,394), collateralized by BellRing Brands, Inc., 7% due 3/15/30; (value—$(9,531))	(8,513)	(8,524)
Agreement dated 4/7/22 with BNP Paribas, 1.27%, to be repurchased 6/27/22 for $(1,685), collateralized by DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875% due 8/15/27; (value—$(1,611))	(1,394)	(1,395)
Agreement dated 4/19/22 with BNP Paribas, 1.3017%, to be repurchased 6/27/22 for $(2,138), collateralized by New Residential Investment Corp., 6.25% due 10/15/25; (value—$(2,042))	(1,759)	(1,760)
Agreement dated 5/2/22 with Royal Bank of Canada, 1.736%, to be repurchased 8/2/22 for $(1,301), collateralized by Advantage Sales & Marketing, Inc., 6.5% due 11/15/28 and $(1,033), collateralized by CSC Holdings LLC, 6.5% due 2/1/29 and $(1,648), collateralized by Ford Motor Credit Co. LLC, 5.113% due 5/3/29; (value—$(3,903))	(3,987)	(3,996)
Total Reverse Repurchase Agreements	$(29,936)	$(29,984)

Investments Sold Short—(0.3)%

Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(0.3)%
U.S. Treasury Bond, 1.3%, 5/15/2050	Sovereign	$(346)	$(323)	$(231)
U.S. Treasury Note, 0.6%, 8/15/2030	Sovereign	(457)	(426)	(381)
Bundesrepublik Deutschland Bundesanleihe, 0.3%, 2/15/2027	Sovereign	(925)	(1,083)	(958)
Total Government Bonds Sold Short			(1,832)	(1,570)
Total Investments Sold Short			$(1,832)	$(1,570)

See notes to unaudited financial statements.
23

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	6/15/22	EUR	1,704	USD	1,932	$—	$131
BNP Paribas	6/15/22	USD	2,770	EUR	2,412	220	—
JPMorgan Chase Bank, N.A.	6/15/22	EUR	1,039	USD	1,122	—	24
JPMorgan Chase Bank, N.A.	6/15/22	EUR	3,402	USD	3,862	—	266
JPMorgan Chase Bank, N.A.	6/15/22	EUR	2,575	USD	2,923	—	201
JPMorgan Chase Bank, N.A.	6/15/22	GBP	29	USD	39	—	2
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,604	EUR	1,451	71	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,187	EUR	1,070	56	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	2,168	EUR	1,979	76	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,165	EUR	1,037	69	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,081	EUR	952	75	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,590	EUR	1,400	110	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,568	EUR	1,385	104	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	2,313	EUR	2,043	154	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	2,155	EUR	1,903	143	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	3,884	EUR	3,413	277	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	274	GBP	201	21	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	549	GBP	411	32	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	884	GBP	662	51	—
State Street Bank and Trust Company	6/15/22	EUR	2,417	USD	2,545	10	—
State Street Bank and Trust Company	6/15/22	EUR	1,378	USD	1,520	—	63
State Street Bank and Trust Company	6/15/22	EUR	1,881	USD	2,133	—	145
State Street Bank and Trust Company	6/15/22	GBP	36	USD	48	—	3
State Street Bank and Trust Company	6/15/22	USD	46	CAD	58	1	—
State Street Bank and Trust Company	6/15/22	USD	841	CHF	773	45	—
State Street Bank and Trust Company	6/15/22	USD	1,446	EUR	1,272	101	—
State Street Bank and Trust Company	6/15/22	USD	1,367	EUR	1,203	95	—
State Street Bank and Trust Company	6/15/22	USD	1,822	EUR	1,588	143	—
State Street Bank and Trust Company	6/15/22	USD	1,171	EUR	1,021	92	—
State Street Bank and Trust Company	6/15/22	USD	3,180	EUR	2,772	250	—
State Street Bank and Trust Company	6/15/22	USD	436	EUR	385	29	—
State Street Bank and Trust Company	6/15/22	USD	663	EUR	586	44	—
State Street Bank and Trust Company	6/15/22	USD	1,326	EUR	1,171	88	—
State Street Bank and Trust Company	6/15/22	USD	1,614	EUR	1,426	107	—
State Street Bank and Trust Company	6/15/22	USD	772	EUR	682	51	—
State Street Bank and Trust Company	6/15/22	USD	948	EUR	838	62	—
State Street Bank and Trust Company	6/15/22	USD	999	EUR	876	73	—
State Street Bank and Trust Company	6/15/22	USD	774	EUR	681	54	—
State Street Bank and Trust Company	6/15/22	USD	967	EUR	851	67	—
State Street Bank and Trust Company	6/15/22	USD	1,501	EUR	1,332	93	—
State Street Bank and Trust Company	6/15/22	USD	4,442	GBP	3,327	258	—
State Street Bank and Trust Company	6/15/22	USD	1,080	GBP	809	63	—
State Street Bank and Trust Company	6/15/22	USD	647	GBP	488	34	—
State Street Bank and Trust Company	6/15/22	USD	498	GBP	369	34	—
Total Forward Foreign Currency Exchange Contracts						$3,253	$835

See notes to unaudited financial statements.
24

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 5-Year Note	10	Short	6/30/22	1,175	$48	$—
U.S. Treasury 10-Year Ultra Bond	8	Short	6/21/22	1,118	85	—
Total Short Futures					$133	$—

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International(f)	1.36%	12 Month ESTRON	EUR 940	11/3/29	Annually	$—	$—	$—
Goldman Sachs International	1.90%	SOFR	USD 592	4/28/52	Annually	1	1	—
Goldman Sachs International	1.98%	12 Month SOFR	USD 1,138	2/18/32	Annually	32	32	—
Goldman Sachs International	2.02%	SONIA	GBP 1,781	4/8/27	Annually	56	56	—
Goldman Sachs International	2.03%	SOFR	USD 2,063	4/21/52	Annually	(10)	—	10
Goldman Sachs International	2.03%	SOFR	USD 618	4/21/52	Annually	(3)	—	3
Goldman Sachs International	2.10%	SONIA	GBP 4,318	4/8/24	Annually	35	35	—
Goldman Sachs International	2.35%	1 Month SOFR	USD 56	10/18/52	Annually	1	1	—
Goldman Sachs International	2.35%	12 Month SOFR	USD 64	10/18/52	Annually	2	2	—
Goldman Sachs International	2.41%	1 Month SOFR	USD 601	5/18/24	Annually	4	4	—
Goldman Sachs International	2.41%	12 Month SOFR	USD 683	5/18/24	Annually	5	5	—
Goldman Sachs International	2.53%	1 Month SOFR	USD 184	10/18/29	Annually	3	3	—
Goldman Sachs International	2.53%	12 Month SOFR	USD 209	10/18/29	Annually	4	4	—
Goldman Sachs International	2.55%	1 Month SOFR	USD 291	10/18/27	Annually	4	4	—
Goldman Sachs International	2.55%	12 Month SOFR	USD 256	10/18/27	Annually	3	3	—
Goldman Sachs International	2.66%	12 Month SOFR	USD 754	10/28/29	Annually	11	11	—
JPMorgan Chase Bank, N.A.	0.57%	12 Month ESTRON	EUR 4,325	4/13/24	Annually	7	7	—
JPMorgan Chase Bank, N.A.	1.01%	12 Month ESTRON	EUR 1,764	4/13/27	Annually	6	6	—
Morgan Stanley & Co. LLC	1.64%	3 Month SOFR	USD 5,022	8/8/27	Annually	273	273	—
Morgan Stanley & Co. LLC	2.15%	12 Month SOFR	USD 543	9/23/32	Annually	28	28	—
Morgan Stanley & Co. LLC	2.23%	12 Month SOFR	USD 10,000	8/8/27	Annually	268	268	—
Morgan Stanley & Co. LLC	2.50%	12 Month SOFR	USD 390	4/14/32	Annually	3	3	—
Total Interest Rate Swaps						$733	$746	$13

See notes to unaudited financial statements.
25

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.092625%)	3 Month LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	$1,336	$1,336	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.07%)	3 Month LIBOR	EUR 1,561	USD 1,842	11/16/22	Quarterly	199	199	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month LIBOR	EUR 720	USD 818	8/20/23	Quarterly	60	60	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	164	164	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.075%)	3 Month LIBOR	EUR 1,199	USD 1,407	8/13/23	Quarterly	142	142	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR	3 Month LIBOR	EUR 5,365	USD 6,062	12/15/23	Quarterly	391	391	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0925%)	3 Month LIBOR	EUR 4,475	USD 5,183	11/5/23	Quarterly	468	468	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 347	USD 418	1/16/23	Quarterly	52	52	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 1,209	USD 1,455	1/16/23	Quarterly	181	181	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0775%)	3 Month LIBOR	EUR 1,472	USD 1,740	10/26/22	Quarterly	187	187	—
JPMorgan Chase Bank, N.A.	3 Month GBP SONIA plus a spread of 0.1293%	3 Month LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	83	83	—
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of 0.1018%	3 Month LIBOR	GBP 2,228	USD 2,823	3/12/23	Quarterly	294	294	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month LIBOR	EUR 1,744	USD 2,077	3/23/23	Quarterly	238	238	—

See notes to unaudited financial statements.
26

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0677%)	3 Month LIBOR	EUR 4,618	USD 5,472	7/23/23	Quarterly	$596	$596	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month LIBOR	EUR 794	USD 914	10/5/23	Quarterly	77	77	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month LIBOR	EUR 464	USD 541	6/1/23	Quarterly	52	52	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	465	465	—
Total Cross-Currency Swaps							$4,985	$4,985	$—

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	$8	$8	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/23	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	6/1/23	Monthly	(1)	—	1

See notes to unaudited financial statements.
27

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	$(5)	$—	$5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	(6)	—	6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	6/1/23	Monthly	(7)	—	7
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	(8)	—	8
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	(10)	—	10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	9/1/23	Monthly	(12)	—	12

See notes to unaudited financial statements.
28

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 2006A	USD 587	12/1/23	Monthly	$(22)	$—	$22
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	(23)	—	23
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	6/1/22	Monthly	(25)	—	25
Total Total Return Debt Swaps						$(111)	$8	$119

(a)Security may be an obligation of one or more entities affiliated with the named company.

(b)Denominated in U.S. dollars unless otherwise noted.

(c)Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)Position or portion thereof unsettled as of April 30, 2022.

(e)Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of April 30, 2022, the one-month, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 0.80%, 1.33% and 1.91%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.54)%, (0.43)% and (0.23%), respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 1.23%, the Swiss Average Rate Overnight (“SARON”) was (0.70)%, the SIFMA Municipal Swap Index was 0.44%, the Sterling Overnight Index Average (“SONIA”) was 0.69%, the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 0.29%, 0.16% and 0.11%, respectively, and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was (0.57)%.

(f)Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

(g)Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(h)Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $308,056, which represents approximately 62.1% of net assets as of April 30, 2022.

(i)Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of April 30, 2022, there were no securities rehypothecated by BNP.

(j)Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.

(k)Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(l)The security has a perpetual maturity; the date displayed is the next call date.

(m)GAM FRR2 H Co. is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor (see Note 1).

(n)Security is reflected in shares.

See notes to unaudited financial statements.
29

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2022 (in thousands, except share amounts)

(o)Issued with a zero coupon. Income is recognized through the accretion of discount.

(p)Security is in default.

(q)Security is non-income producing.

(r)Includes the effect of investments sold short, forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements payable.

CAD - Canadian Dollar

CDO - Collateralized Debt Obligation

CHF - Swiss Franc

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

PIK - Payment In Kind

USD - U.S. Dollar

£- British Pound

€- Euro

$- U.S. Dollar

FS Credit Income Fund

Unaudited Statement of Assets and Liabilities

(in thousands, except share and per share amounts)

See notes to unaudited financial statements.
30

April 30, 2022
Assets
Investments, at fair value (amortized cost—$585,180)	$556,832
Cash	10,085
Restricted cash	2,419
Foreign currency (cost—$7,381)	7,310
Collateral held at broker(1)	430
Receivable for investments sold	15,595
Receivable from Fund shares sold	745
Reimbursement due from adviser(2)	191
Interest receivable	6,286
Unrealized appreciation on forward foreign currency exchange contracts	3,253
Unrealized appreciation on swap contracts	5,739
Receivable for variation margin on futures contracts	133
Payment due from broker	3
Prepaid expenses and other assets	9
Total assets	$609,030

Liabilities
Financing arrangement payable	$40,791
Repurchase agreement payable	29,936
Investments sold short, at fair value (proceeds $1,832)	1,570
Unrealized depreciation on forward foreign currency exchange contracts	835
Unrealized depreciation on swap contracts	132
Collateral due to broker	6,307
Payable for investments purchased	30,127
Payment due to broker	4
Management fees payable	2,254
Administrative services expense payable	3
Accounting and administrative fees payable	594
Interest expense payable	68
Professional fees payable	175
Trustees’ fees payable	41
Interest payable for investments sold short	43
Shareholder service fee payable—Class A	3
Shareholder service and distribution fees payable—Class T	1
Distribution fee payable—Class U	87
Shareholder service and distribution fees payable—Class U-2	2
Other accrued expenses and liabilities	183
Total liabilities	$113,156
Net assets	$495,874

Commitments and contingencies ($3,273)(3)

Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$40
Capital in excess of par value	513,974
Accumulated earnings (deficit)	(18,140)
Net assets	$495,874

FS Credit Income Fund

Unaudited Statement of Assets and Liabilities

(in thousands, except share and per share amounts)

See notes to unaudited financial statements.
31

FS Credit Income Fund

Unaudited Statement of Assets and Liabilities (continued)

(in thousands, except share and per share amounts)

April 30, 2022
Class A Shares
Net Assets	$11,454
Shares Outstanding	915,433
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.51
Maximum Offering Price Per Share ($12.51 ÷ 94.25% of net asset value per share)	$13.27

Class I Shares
Net Assets	$296,537
Shares Outstanding	23,637,929
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.54

Class T Shares
Net Assets	$2,983
Shares Outstanding	237,892
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.54
Maximum Offering Price Per Share ($12.54 ÷ 96.50% of net asset value per share)	$12.99

Class U Shares
Net Assets	$152,242
Shares Outstanding	12,185,402
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.49

Class U-2 Shares
Net Assets	$32,658
Shares Outstanding	2,587,832
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.62
Maximum Offering Price Per Share ($12.62 ÷ 97.50% of net asset value per share)(4)	$12.94

(1)Represents cash on deposit at broker.

(2)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)See Note 11 for a discussion of the Fund’s commitments and contingencies.

(4)A contingent deferred sales charge of 1.50% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the one-year anniversary of the purchase.

See notes to unaudited financial statements.
32

FS Credit Income Fund

Unaudited Statement of Operations

(in thousands)

Six Months Ended April 30, 2022
Investment income
Interest income	$14,754
Fee income	283
Dividend income	26
Total investment income	15,063

Operating expenses
Management fees	4,411
Administrative services expenses	45
Accounting and administrative fees	257
Interest expense	286
Professional fees	168
Trustees’ fees	42
Shareholder service fee—Class A	13
Shareholder service and distribution fees—Class T	7
Distribution fee—Class U	548
Shareholder service and distribution fees—Class U-2	0
Other general and administrative expenses	427
Total operating expenses	6,204
Less: Expense reimbursement(1)	(369)
Net operating expenses	5,835
Net investment income before taxes	9,228
Excise tax	188
Net investment income	9,040

Realized and unrealized gain/loss
Net realized gain (loss) on investments	(3,571)
Net realized gain (loss) on forward foreign currency exchange contracts	903
Net realized gain (loss) on swap contracts	1,122
Net realized gain (loss) on futures contracts	433
Net realized gain (loss) on foreign currency	(226)
Net change in unrealized appreciation (depreciation) on investments	(37,494)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,956
Net change in unrealized appreciation (depreciation) on swap contracts	4,934
Net change in unrealized appreciation (depreciation) on investments sold short	222
Net change in unrealized appreciation (depreciation) on futures contracts	30
Net change in unrealized gain (loss) on foreign currency	(53)
Total net realized gain (loss) and unrealized appreciation (depreciation)	(31,744)
Net increase (decrease) in net assets resulting from operations	$(22,704)

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to unaudited financial statements.
33

FS Credit Income Fund

Statements of Changes in Net Assets

(in thousands)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$9,040	$13,827
Net realized gain (loss)	(1,339)	11,208
Net change in unrealized appreciation (depreciation) on investments	(37,494)	18,269
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,956	643
Net change in unrealized appreciation (depreciation) on swap contracts	4,934	1,154
Net change in unrealized appreciation (depreciation) on investments sold short	222	40
Net change in unrealized appreciation (depreciation) on futures contracts	30	72
Net change in unrealized gain (loss) on foreign currency	(53)	39
Net increase (decrease) in net assets resulting from operations	(22,704)	45,252

Shareholder distributions(1)
Distributions to shareholders
Class A	(287)	(499)
Class I	(8,114)	(13,372)
Class T	(78)	(131)
Class U	(3,667)	(4,772)
Class U-2	(734)	(355)
Net decrease in net assets resulting from shareholder distributions	(12,880)	(19,129)

Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	83,932	166,742

Total increase in net assets	48,348	192,865
Net assets at beginning of period	447,526	254,661
Net assets at end of period	$495,874	$447,526

(1)See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited financial statements.
34

FS Credit Income Fund

Unaudited Statement of Cash Flows

(in thousands)

Six Months Ended April 30, 2022
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(22,704)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(341,126)
Proceeds from sales and repayments of investments	247,489
Investments sold short, net	1,317
Net realized gain (loss) on investments	3,571
Net change in unrealized (appreciation) depreciation on investments	37,494
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(1,956)
Net change in unrealized (appreciation) depreciation on swap contracts	(4,934)
Net change in unrealized (appreciation) depreciation on investments sold short	(222)
Net change in unrealized (appreciation) depreciation on futures contracts	(30)
Accretion of discount	218
(Increase) decrease in collateral held at broker	(89)
(Increase) decrease in receivable for investments sold	(1,450)
(Increase) decrease in reimbursement due from adviser(1)	86
(Increase) decrease in interest receivable	(1,215)
(Increase) decrease in payment due from broker	(2)
(Increase) decrease in prepaid expenses and other assets	40
Increase (decrease) in repurchase agreement payable	27,656
Increase (decrease) in collateral due to broker	6,273
Increase (decrease) in payable for investments purchased	(426)
Increase (decrease) in payments due to broker	4
Increase (decrease) in management fees payable	239
Increase (decrease) in administrative services expenses payable	(16)
Increase (decrease) in accounting and administrative fees payable	128
Increase (decrease) in interest expense payable	12
Increase (decrease) in professional fees payable	(36)
Increase (decrease) in interest payable for investments sold short	41
Increase (decrease) in trustees’ fees payable	9
Increase (decrease) in shareholder service fee payable—Class A	1
Increase (decrease) in shareholder service and distribution fees payable—Class T	0
Increase (decrease) in distribution fee payable—Class U	7
Increase (decrease) in shareholder service and distribution fees payable—Class U-2	(32)
Increase (decrease) in other accrued expenses and liabilities	52
Net cash provided by (used in) operating activities	(49,601)

Cash flows from financing activities
Issuance of common shares	110,693
Repurchases of common shares	(33,284)
Shareholder distributions paid	(5,556)
Borrowings under financing arrangement(2)	124,533
Repayments under financing arrangement(2)	(136,960)
Net cash provided by (used in) financing activities	59,426
Total increase (decrease) in cash	9,825
Cash, restricted cash and foreign currency at beginning of period	9,989
Cash, restricted cash and foreign currency at end of period(3)	$19,814

Supplemental disclosure
Reinvestment of shareholder distributions	$7,324

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)See Note 9 for a discussion of the Fund’s financing arrangement. During the six months ended April 30, 2022, borrowings under the financing arrangement included $274 of capitalized interest.

(3)Balance includes cash and foreign currency of $17,395 and restricted cash of $2,419. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s derivative contracts.

See notes to unaudited financial statements.
35

FS Credit Income Fund

Financial Highlights—Class A Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,			Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
			2021	2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$13.46		$12.26	$12.71	$12.87	$12.89
Results of operations
Net investment income(2)	0.25		0.52	0.61	0.63	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.84)		1.40	(0.34)	(0.06)	0.12
Net increase (decrease) in net assets resulting from operations	(0.59)		1.92	0.27	0.57	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.36)		(0.72)	(0.72)	(0.73)	(0.37)
Distributions from net realized gain on investments	—		—	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.36)		(0.72)	(0.72)	(0.73)	(0.37)
Net asset value, end of period	$12.51		$13.46	$12.26	$12.71	$12.87
Shares outstanding, end of period	915,433		728,645	748,523	949,993	69,904
Total return(4)	(4.49	)%(5)	15.82%	2.48%	4.56%	2.72	%(5)

Ratio/Supplemental Data:
Net assets, end of period	$11,454		$9,811	$9,175	$12,072	$900
Ratio of net investment income to average net assets(6)(7)	3.81%		3.92%	4.98%	4.92%	4.30%
Ratio of total expenses to average net assets(6)	2.72%		3.00%	3.22%	3.34%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.16)%		(0.29)%	(0.35)%	(0.55)%	(1.59)%
Ratio of net expenses to average net assets(6)	2.56%		2.71%	2.87%	2.79%	2.69%
Portfolio turnover rate	46	%(5)	113%	166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$40,791		$53,218	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$13,153		$9,409	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	13.15		9.41	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.65%, 3.63%, 4.63%, 4.37% and 2.71% for the six months ended April 30, 2022, and for the years ended October 31, 2021, 2020 and 2019, and for the period from June 1, 2018 (Commencement of Operations through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
36

FS Credit Income Fund

Financial Highlights—Class I Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018
Per Share Data:(1)
Net asset value, beginning of period	$13.50		$12.29	$12.74	$12.89	$12.50
Results of operations
Net investment income(2)	0.26		0.56	0.64	0.66	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.84)		1.40	(0.34)	(0.06)	0.39
Net increase (decrease) in net assets resulting from operations	(0.58)		1.96	0.30	0.60	0.95
Shareholder Distributions:(3)
Distributions from net investment income	(0.38)		(0.75)	(0.75)	(0.75)	(0.56)
Distributions from net realized gain on investments	—		—	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.38)		(0.75)	(0.75)	(0.75)	(0.56)
Net asset value, end of period	$12.54		$13.50	$12.29	$12.74	$12.89
Shares outstanding, end of period	23,637,929		20,176,345	16,079,816	14,845,927	8,322,844
Total return(4)	(4.43	)%(7)	16.16%	2.76%	4.82%	7.68%

Ratio/Supplemental Data:
Net assets, end of period	$296,604		$272,424	$197,633	$189,185	$107,317
Ratio of net investment income to average net assets(5)(6)	4.05%		4.16%	5.27%	5.17%	4.38%
Ratio of total expenses to average net assets(5)	2.47%		2.74%	2.97%	3.09%	3.65%
Ratio of expense reimbursement from adviser to average net assets(5)	(0.16)%		(0.29)%	(0.35)%	(0.55)%	(1.33)%
Ratio of net expenses to average net assets(5)	2.31%		2.45%	2.62%	2.54%	2.32%
Portfolio turnover rate	46	%(7)	113%	166%	126%	114	%(7)
Total amount of senior securities outstanding exclusive of treasury securities	$40,791		$53,218	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$13,153		$9,409	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	13.15		9.41	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(6)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.89%, 3.87%, 4.92%, 4.62% and 3.05% for the six months ended April 30, 2022, and for the years ended October 31, 2021, 2020, 2019 and 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(7)Information presented is not annualized.

(8)Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
37

FS Credit Income Fund

Financial Highlights—Class T Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,			Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
			2021	2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$13.49		$12.28	$12.74	$12.90	$13.03
Results of operations
Net investment income(2)	0.23		0.49	0.58	0.60	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.84)		1.40	(0.35)	(0.06)	(0.07)
Net increase (decrease) in net assets resulting from operations	(0.61)		1.89	0.23	0.54	0.05
Shareholder Distributions:(3)
Distributions from net investment income	(0.34)		(0.68)	(0.69)	(0.70)	(0.18)
Distributions from net realized gain on investments	—		—	—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.34)		(0.68)	(0.69)	(0.70)	(0.18)
Net asset value, end of period	$12.54		$13.49	$12.28	$12.74	$12.90
Shares outstanding, end of period	237,892		226,670	154,266	71,205	5,832
Total return(4)	(4.60	)%(5)	15.59%	2.19%	4.36%	0.39	%(5)

Ratio/Supplemental Data:
Net assets, end of period	$2,983		$3,059	$1,895	$907	$75
Ratio of net investment income to average net assets(6)(7)	3.55%		3.63%	4.80%	4.67%	4.28%
Ratio of total expenses to average net assets(6)	2.96%		3.24%	3.48%	3.59%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.16)%		(0.29)%	(0.35)%	(0.55)%	(1.14)%
Ratio of net expenses to average net assets(6)	2.80%		2.95%	3.13%	3.04%	3.04%
Portfolio turnover rate	46	%(5)	113%	166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$40,791		$53,218	$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$13,153		$9,409	$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	13.15		9.41	4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.39%, 3.34%, 4.45%, 4.12% and 3.14% for the six months ended April 30, 2022, and for the years ended October 31, 2021, 2020 and 2019, and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
38

FS Credit Income Fund

Financial Highlights—Class U Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,		Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
			2021	2020
Per Share Data:(1)
Net asset value, beginning of period	$13.44		$12.24	$12.73	$13.06
Results of operations
Net investment income(2)	0.21		0.45	0.57	0.07
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.83)		1.40	(0.36)	(0.22)
Net increase (decrease) in net assets resulting from operations	(0.62)		1.85	0.21	(0.15)
Shareholder Distributions:(3)
Distributions from net investment income	(0.33)		(0.65)	(0.70)	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.33)		(0.65)	(0.70)	(0.18)
Net asset value, end of period	$12.49		$13.44	$12.24	$12.73
Shares outstanding, end of period	12,185,402		10,320,524	3,754,756	1,531
Total return(4)	(4.73	)%(5)	15.31%	2.03%	(1.12	)%(5)
Ratio/Supplemental Data:
Net assets, end of period	$152,175		$138,704	$45,958	$20
Ratio of net investment income to average net assets(6)(7)	3.31%		3.35%	4.75%	4.28%
Ratio of total expenses to average net assets(6)	3.22%		3.48%	3.73%	3.85%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.16)%		(0.29)%	(0.34)%	(0.55)%
Ratio of net expenses to average net assets(6)	3.06%		3.19%	3.39%	3.30%
Portfolio turnover rate	46	%(5)	113%	166%	126	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$40,791		$53,218	$65,987	$36,094
Asset coverage, per $1,000 of credit facility borrowings(8)	$13,153		$9,409	$4,859	$6,602
Asset coverage ratio per unit(8)	13.15		9.41	4.86	6.60

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.15%, 3.06%, 4.41% and 3.73% for the six months ended April 30, 2022, and for the years ended 2021 and 2020, and for the period from September 17, 2019 (Commencement of Operations) through October 31, 2019, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness

See notes to unaudited financial statements.
39

FS Credit Income Fund

Financial Highlights—Class U-2 Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2022 (Unaudited)		Period from December 18, 2020 (Commencement of Operations) through October 31, 2021
Per Share Data:(1)
Net asset value, beginning of period	$13.52		$13.24
Results of operations
Net investment income(2)	0.27		0.39
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.84)		0.54
Net increase (decrease) in net assets resulting from operations	(0.57)		0.93
Shareholder Distributions:(3)
Distributions from net investment income	(0.33)		(0.65)
Net decrease in net assets resulting from shareholder distributions	(0.33)		(0.65)
Net asset value, end of period	$12.62		$13.52
Shares outstanding, end of period	2,587,832		1,739,492
Total return(4)	(4.33	)%(5)	7.16	%(5)
Ratio/Supplemental Data:
Net assets, end of period	$32,658		$23,528
Ratio of net investment income to average net assets(6)(7)	4.19%		3.33%
Ratio of total expenses to average net assets(6)	2.34%		3.41%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.16)%		(0.29)%
Ratio of net expenses to average net assets(6)	2.18%		3.12%
Portfolio turnover rate	46	%(5)	113	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$40,791		$53,218
Asset coverage, per $1,000 of credit facility borrowings(8)	$13,153		$9,409
Asset coverage ratio per unit(8)	13.15		9.41

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U-2 common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.03% and 3.04% for the six months ended April 30, 2022 and for the period from December 18, 2020 (Commencement of Operations) through October 31, 2021, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents the value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

FS Credit Income Fund

Notes to Unaudited Financial Statements

(in thousands, except share and per share amounts)

40

Note 1. Principal Business and Organization

FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.

The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers seven classes of shares of beneficial interest — Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class T Shares, Class U Shares and Class U-2 Shares (each defined below), which are substantially the same except that each class of shares has different sales charges and expenses. Shares are offered at a public offering price equal to the then-current net asset value per share of the applicable class, plus, in the case of Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares, the applicable Sales Load. “Sales Load” includes selling commissions of up to 5.75% for Class A Shares, up to 3.50% for Class L Shares and Class T Shares and up to 2.50% for Class U-2 Shares. A contingent deferred sales charge of 1.50% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the one-year anniversary of the purchase. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).

The Fund’s investment objective is to provide attractive total returns, including current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.

The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying unaudited financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. For a more complete discussion of significant accounting policies and certain other information, the Fund’s unaudited financial statements should be read in conjunction with its audited financial statements as of and for the year ended October 31, 2021 included in the Fund’s certified shareholder report on Form N-CSR. Operating results for the six months ended April 30, 2022 are not necessarily indicative of the results that may be expected for the year ending October 31, 2022. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Fund has evaluated the impact of subsequent events through the date the unaudited financial statements were issued.

Use of Estimates: The preparation of the Fund’s unaudited financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”), Class T share of beneficial interest (“Class T Share”) and Class U-2 share of beneficial interest (“Class U-2 Share”) is offered at NAV plus the applicable sales load, while each Class I

41

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

share of beneficial interest (“Class I Share”), Class M share of beneficial interest (“Class M Share”) and Class U share of beneficial interest (“Class U Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

For purposes of calculating NAV, the Fund uses the following valuation methods:

• The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

• If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor.

• To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

• Monthly and as of each quarter end, FS Credit Income Advisor will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

• Quarterly, FS Credit Income Advisor will provide the audit committee of the Board with preliminary valuations for each investment;

• The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

42

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

•The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•The audit committee of the Board will also be provided with the monthly valuations of each investment that had been fair valued throughout the most recently completed quarter;

• Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

• The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s unaudited financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e., the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.

FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.

When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.

43

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third-party valuation service, if applicable.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps (other than centrally cleared) typically will be valued at their prices obtained from an independent third party and are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by brokers/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. Swaps that cannot be valued from an independent third party may be valued using prices supplied by the counterparty but will be considered Level 3 investments and as a result, will be subject to the multi-step fair valuation process, as described previously. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss). Reverse repurchase agreements are valued at cost, which approximates fair value.

The Board is responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor, and has authorized FS Credit Income Advisor to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.

Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized or accreted as interest income, using the effective interest method, over the respective term of the loan or security, except market premium on callable bonds, which are amortized to the call date. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. Offering costs primarily include third-party expenses incurred in marketing the Fund’s common shares. FS Investments has agreed to assume all of the Fund’s organization and offering costs and will not seek reimbursement of such costs.

44

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.

Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the six months ended April 30, 2022, the Fund did not incur any interest or penalties.

The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s unaudited financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.

Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.

Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.

Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

45

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Credit Default Swaps: The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.

Reverse Repurchase Agreements: The Fund utilizes reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are agreements with qualified third-party broker dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. Reverse repurchase agreements are valued at cost, which approximates fair value.

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.

Recent Accounting Pronouncements: In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848)(“ASU 2020-04”), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848) )(“ASU 2021-01”), which expanded the scope of Topic 848 to include derivative instruments impacted by discounting transition. ASU 2020-04 and ASU 2021-01 are effective for all entities through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund is currently evaluating the impact of adopting ASU 2020-04 and ASU 2021-01 on its financial statements.

Note 3. Share Transactions

Below is a summary of transactions with respect to the Fund’s common shares during the six months ended April 30, 2022 and the year ended October 31, 2021:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	226,001	$2,956	127,851	$1,719
Reinvestment of Distributions	14,284	186	19,841	264
Total Gross Proceeds	240,285	3,142	147,692	1,983
Commissions and Dealer Manager Fees	—	(11)	—	(4)
Net Proceeds to the Fund	240,285	3,131	147,692	1,979
Share Repurchase Program	(38,353)	(500)	(106,127)	(1,432)
Transfers Out	(15,144)	(198)	(61,443)	(790)
Net Proceeds from Class A Share Transactions	186,788	$2,433	(19,878)	$(243)

46

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	5,279,628	$69,862	7,150,802	$96,139
Reinvestment of Distributions	259,481	3,391	387,144	5,168
Total Gross Proceeds	5,539,109	73,253	7,537,946	101,307
Share Repurchase Program	(2,095,269)	(27,849)	(3,517,671)	(47,684)
Transfers In	17,744	233	76,254	984
Net Proceeds from Class I Share Transactions	3,461,584	$45,637	4,096,529	$54,607

Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	16,643	$222	97,331	$1,341
Reinvestment of Distributions	4,659	61	7,867	105
Total Gross Proceeds	21,302	283	105,198	1,446
Commissions and Dealer Manager Fees	—	(6)	—	(33)
Net Proceeds to the Fund	21,302	277	105,198	1,413
Share Repurchase Program	(7,434)	(98)	(20,184)	(275)
Transfers Out	(2,646)	(35)	(12,610)	(161)
Net Proceeds from Class T Share Transactions	11,222	$144	72,404	$977

Class U Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	1,997,551	$26,200	6,458,547	$86,299
Reinvestment of Distributions	231,546	3,015	302,582	4,030
Total Gross Proceeds	2,229,097	29,215	6,761,129	90,329
Share Repurchase Program	(364,219)	(4,738)	(192,952)	(2,608)
Transfers Out	—	—	(2,409)	(33)
Net Proceeds from Class U Share Transactions	1,864,878	$24,477	6,565,768	$87,688

	For the Six Months Ended April 30, 2022 (Unaudited)		Period from December 18, 2020 (Commencement of Operations) to October 31, 2021
Class U-2 Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	804,720	$10,837	1,714,188	$23,412
Reinvestment of Distributions	51,285	671	25,308	342
Total Gross Proceeds	856,005	11,508	1,739,496	23,754
Commissions and Dealer Manager Fees	—	(168)	—	(41)
Net Proceeds to the Fund	856,005	11,340	1,739,496	23,713
Share Repurchase Program(1)	(7,665)	(99)	(4)	—
Net Proceeds from Class U-2 Share Transactions	848,340	$11,241	1,739,492	$23,713
Net Proceeds to the Fund	6,372,812	$83,932	12,454,315	$166,742

(1)A contingent deferred sales charge of 1.50% may be assessed on Class U-2 Shares purchased without a sales charge if they are repurchased before the first day of the month of the one-year anniversary of the purchase.

Share Repurchase Program

The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.

47

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.

During the six months ended April 30, 2022, the Fund engaged in repurchase offers as follows:

Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
December 15, 2021	5%	1,591,629	4.53%
March 16, 2022	5%	921,311	2.41%
Total		2,512,940

Distribution Plan

The Fund, with respect to its Class L, Class M, Class T, Class U and Class U-2 Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M, Class T, Class U and Class U-2 Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets for Class L, Class M and Class T Shares, 0.50% of average daily net assets for Class U-2 Shares and 0.75% of average daily net assets for Class U Shares attributable to the respective share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the six months ended April 30, 2022, Class T, Class U and Class U-2 Shares incurred distribution fees of $3, $548 and $0, respectively.

48

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Shareholder Service Expenses

The Fund has adopted a shareholder services plan with respect to its Class A, Class L, Class T and Class U-2 Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L, Class T and Class U-2 Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L, Class T and Class U-2 Shares, respectively. For the six months ended April 30, 2022, Class A, Class T and Class U-2 Shares incurred shareholder service fees of $13, $4 and $0, respectively.

Note 4. Related Party Transactions

Compensation of the Investment Adviser, Sub-Adviser and their Affiliates

Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.

Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.

The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine.

Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.

The Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.

49

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.

Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.

FS Investments funded the Fund’s offering costs in the amount of $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.

The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the six months ended April 30, 2022:

Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$4,411
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$45

(1)As of April 30, 2022, $2,254 in management fees were payable to FS Credit Income Advisor.

(2)During the six months ended April 30, 2022, all of the accrued administrative services expenses related to third-party expenses.

Cross-Trades

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other funds sponsored by FS Investments and certain affiliates of the Fund in accordance with Rule 17a-7 under the 1940 Act, when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with cross-trade procedures approved by the Board. Pursuant to Rule 17a-7 and in accordance with the Fund’s cross-trade procedures, each cross-trade is effected at the current market price of the security. During the six months ended April 30, 2022, the Fund engaged in cross-trade purchases of $3,375.

Capital Contributions by FS Investments and GoldenTree

In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.

In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares, in June 2018, FS Investments purchased $17,283 of Class I Shares, in September 2019, an affiliate of FS Investments purchased $20 of Class U Shares and in December 2020, an affiliate of FS Investments purchased $20 of Class U-2 Shares. As of April 30, 2022, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 2,022,537 Class I Shares, 1,531 Class U Shares and 1,511 Class U-2 Shares valued at approximately $25,363, $19 and $19, respectively, based on the respective NAV per share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.

50

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Expense Limitation Agreement

Pursuant to an amended and restated expense limitation agreement, dated April 6, 2018 (the “Expense Limitation Agreement”), FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement for any reason.

During the six months ended April 30, 2022, the Fund accrued $369 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.

Exemptive Relief

The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by FS Credit Income Advisor, GoldenTree or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Board of Trustees who have no financial interest in the co-investment transaction and a majority of the Board of Trustees who are not “interested persons,” as defined in the 1940 Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief.

Note 5. Distributions

During the six months ended April 30, 2022, the Fund declared and paid gross distributions in the amount of $0.375 (as adjusted for the applicable share class expenses) per share in the total amount of $12,880. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.

Shareholders automatically participate in the distribution reinvestment plan (“DRP”), unless and until an election is made to withdraw from the DRP on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $585,180 as of April 30, 2022. The difference between the Fund’s GAAP basis cost and tax basis cost is primarily due to wash sales loss deferrals. Aggregate net unrealized appreciation (depreciation) on investments, including derivatives, on a tax basis was $(28,348), which was comprised of gross unrealized appreciation of $6,147 and gross unrealized depreciation of $34,495, as of April 30, 2022.

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

51

Note 6. Financial Instruments

The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.

Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.

Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.

Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.

An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.

Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

52

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.

Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).

Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or interest, restructuring, obligation acceleration and repudiation or moratorium. The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.

If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of April 30, 2022 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$3,253	(1)	$835	(2)
Cross-currency swaps	$4,985	(3)	$—
Interest Rate Risk
Interest rate futures	$133	(4)	$—
Interest rate swaps	$746	(3)	$13	(5)
Credit Risk
Total return swaps	$8	(3)	$119	(5)

53

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows:

(1)Unrealized appreciation on forward foreign currency exchange contracts.

(2)Unrealized depreciation on forward foreign currency exchange contracts.

(3)Unrealized appreciation on swap contracts.

(4)Receivable for variation margin on futures contracts.

(5)Unrealized depreciation on swap contracts.

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of April 30, 2022:

Counterparty	Derivative Assets Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
Bank of America, N.A.	$8	$8	$—	$—	$—
BNP Paribas	$220	$131	$—	$—	$89
Goldman Sachs International	$161	$13	$—	$—	$148
JPMorgan Chase Bank, N.A.	$6,237	$493	$—	$—	$5,744
State Street Bank and Trust Company	$1,794	$211	$—	$—	$1,583
Morgan Stanley & Co. LLC	$572	$—	$—	$—	$572

Counterparty	Derivative Liabilities Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(4)
Bank of America, N.A.	$119	$8	$—	$111	$—
BNP Paribas	$26,081	$131	$25,950	$—	$—
Goldman Sachs International	$13	$13	$—	$—	$—
JPMorgan Chase Bank, N.A.	$493	$493	$—	$—	$—
Royal Bank of Canada	$3,996	$—	$3,996	$—	$—
State Street Bank and Trust Company	$211	$211	$—	$—	$—

(1)Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

(2)In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(3)Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(4)Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

54

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the six months ended April 30, 2022 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$903	(1)	$1,956	(2)
Cross-currency swaps	$56	(3)	$4,330	(4)
Interest Rate Risk
Interest rate futures	$433	(5)	$30	(6)
Interest rate swaps	$959	(3)	$676	(4)
Credit Risk
Total return debt swaps	$107	(3)	$(72	)(4)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on The Fund’s Statement of Operations and located as follows:

(1)Net realized gain (loss) on forward foreign currency exchange contracts.

(2)Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)Net realized gain (loss) on swap contracts.

(4)Net change in unrealized appreciation (depreciation) on swap contracts.

(5)Net realized gain (loss) on futures contracts.

(6)Net change in unrealized appreciation (depreciation) on futures contracts.

The average notional amounts of forward foreign currency exchange contracts, short futures contracts, cross-currency swaps, interest rate swaps and total return debt swaps outstanding during the six months ended April 30, 2022, which are indicative of the volumes of these derivative types, were $53,071, $6,055, $51,940, $18,180 and $5,502, respectively.

The Fund may enter into reverse repurchase agreements in the normal course of its investing activities. The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, as the proceeds from reverse repurchase agreements generally are invested in additional securities. If the Fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Fund would still be required to pay the full repurchase price. Further, the Fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the statement of assets and liabilities at face value including accrued interest. The face value of the reverse repurchase agreement approximates fair value. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the statement of operations. In periods of increased demand for the security, the Fund may receive a fee for the use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by the Fund under master repurchase agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

55

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

As of April 30, 2022, the following table presents the Fund’s open reverse repurchase agreements by counterparty, which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Non-cash Collateral Pledged Including Accrued Interest(1)	Cash Collateral Pledged	Net Exposure Due (to)/from Counterparty(2)
BNP Paribas	$25,988	$25,988	$—	$—
Royal Bank of Canada	$3,996	$3,996	$—	$—

(1)In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2022.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	30 - 90 Days	More Than 90 Days	Total
Reverse repurchase agreements
Unsecured bond	$—	$—	$—	$29,984	$29,984
Total Borrowings	$—	$—	$—	$29,984	$29,984

Note 7. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of April 30, 2022:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$94,676	$94,128	17%
Senior Secured Loans—Second Lien	6,309	6,284	1%
Senior Secured Bonds	91,475	86,767	15%
Unsecured Bonds	239,287	221,294	40%
Collateralized Loan Obligation (CLO) / Structured Credit	113,015	108,947	20%
Convertible Bonds	10,033	8,963	2%
Municipal Bonds	6,093	7,636	1%
Emerging Markets Debt	18,873	16,809	3%
Preferred Equity	2,010	1,982	0%
Common Equity	3,409	4,022	1%
Total	$585,180	$556,832	100%

(1)Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of April 30, 2022, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of April 30, 2022, the Fund had unfunded commitments of $3,737. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

56

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of April 30, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$70,794	13%
Media Entertainment	55,349	10%
Oil & Gas	52,102	9%
Leisure Time	28,875	5%
Telecommunications	25,900	5%
Retail	25,107	5%
Pharmaceuticals	20,241	4%
EUR CLO	19,332	4%
Healthcare-Services	19,300	4%
Diversified Financial Services	18,864	3%
Chemicals	14,365	3%
Electric	14,236	3%
Lodging	11,799	2%
Real Estate Investment Trusts	11,422	2%
Oil & Gas Services	10,118	2%
Advertising	8,643	2%
Banks	8,160	2%
Other	142,225	22%
Total	$556,832	100%

Purchases and sales of securities during the six months ended April 30, 2022, other than short-term securities and U.S. government obligations, were $341,126 and $247,489, respectively.

Note 8. Fair Value of Financial Instruments

Under existing accounting guidance, fair value is defined as the price that a fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

57

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

As of April 30, 2022, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$77,307	$16,821	$94,128
Senior Secured Loans—Second Lien	—	6,284	—	6,284
Senior Secured Bonds	—	86,767	—	86,767
Unsecured Bonds	—	220,458	836	221,294
Collateralized Loan Obligation (CLO) / Structured Credit	—	103,621	5,326	108,947
Convertible Bonds	—	8,963	—	8,963
Municipal Bonds	—	7,636	—	7,636
Emerging Markets Debt	—	16,809	—	16,809
Preferred Equity	—	48	1,934	1,982
Common Equity	2,071	1,465	486	4,022
Total Investments	2,071	529,358	25,403	556,832
Forward Foreign Currency Exchange Contracts	—	3,253	—	3,253
Short Futures	133	—	—	133
Cross-Currency Swaps	—	4,985	—	4,985
Interest Rate Swaps	—	746	0	746
Total Return Debt Swaps	—	—	8	8
Total Assets	$2,204	$538,342	$25,411	$565,957

Liability Description	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(29,937)	$—	$(29,937)
U.S. Treasury Sold Short	—	(1,570)	—	(1,570)
Forward Foreign Currency Exchange Contracts	—	(835)	—	(835)
Interest Rate Swaps	—	(13)	0	(13)
Total Return Debt Swaps	—	—	(119)	(119)
Total Liabilities	$—	$(32,355)	$(119)	$(32,474)

The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Investments that are traded on an active public market are valued at their closing price as of the date of the financial statements and are classified as Level 1 within the fair value hierarchy. Except as described above, the Fund’s preferred stock investments are also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.

The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board

58

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.

The following is a reconciliation for the six months ended April 30, 2022 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$—	$835	$6,047	$209	$512	$7,603
Accretion of discount (amortization of premium)	105	—	(1)	—	—	104
Realized gain (loss)	—	—	(47)	—	—	(47)
Net change in unrealized appreciation (depreciation)	(68)	1	(545)	(5)	(26)	(643)
Purchases	12,797	—	2,091	1,730	—	16,618
Sales	(249)	—	(3,632)	—	—	(3,881)
Transfers into Level 3(1)	4,236	—	1,413	—	—	5,649
Transfers out of Level 3(1)	—	—	—	—	—	—
Fair value at end of period	$16,821	$836	$5,326	$1,934	$486	$25,403
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(68)	$1	$(595)	$(4)	$(27)	$(693)

(1)Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market.

The following is a reconciliation for the six months ended April 30, 2022 of the interest rate swaps and total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps	Total Return Debt Swaps
Fair value at beginning of year	$0	$(39)
Accretion of discount (amortization of premium)	—	—
Net realized gain (loss)	—	107
Net change in unrealized appreciation (depreciation)	—	(72)
Sales and repayments	—	(107)
Net transfers in or out of Level 3	—	—
Fair value at end of year	$0	$(111)
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$0	$(72)

59

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of April 30, 2022 are as follows:

Type of Investment	Fair Value at April 30, 2022	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Senior Secured Loans - First Lien	$12,748 4,073	Market Comparables Cost	Market Yield (%)	4.8% - 9.6%	7.1%
Unsecured Bonds	836	Market Comparables	EBITDA Multiples (x) Market Yield (%)	8.5x - 9.5x 8.5% - 9.7%	9.0x 9.1%
CLO/Structured Credit	2,797 2,529	Discounted Cash Flow Other(2)	Discount Rate (%)	4.8% - 5.3%	5.0%
Preferred Equity	1,934	Market Comparables	EBITDA Multiples (x) Market Yield (%)	10.0x - 15.0x 10.0% - 12.4%	11.1x 12.1%
Common Equity	453 31 2	Market Comparables Option Pricing Model Other(2)	EBITDA Multiples (x) Volatility (%)	6.3x - 6.8x 40.0% - 40.0%	6.6x 40.0%
Total	$25,403
Interest Rate Swaps	$0	Cost
Total Return Debt Swaps	$(111)	Market Comparables	Market Yield (%)	1.7% - 4.6%	3.7%

(1)For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement. Investments valued using an EBITDA multiple or a revenue multiple pursuant to the market comparables valuation technique may be conducted using an enterprise valuation waterfall analysis. For investments utilizing a discounted cash flow valuation technique, a significant increase (decrease) in the discount rate, in isolation, would result in a significantly lower (higher) fair value measurement. For investments utilizing an option pricing model valuation technique, a significant increase (decrease) in the volatility, in isolation, would result in a significantly higher (lower) fair value measurement.

(2)Fair valued based on expected outcome of proposed corporate transactions and/or other factors.

Note 9. Financing Arrangement

The following table presents summary information with respect to the Fund’s financing arrangement as of April 30, 2022:

Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$40,791	$157,285(1)	October 26, 2022(2)

(1)The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of April 30, 2022, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

BNP Facility

On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings in U.S. dollars and certain agreed upon foreign currencies. The Fund may borrow on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such borrowings. The Fund may also borrow on a committed basis up to an aggregate principal amount equal to the average outstanding balance over the past ten business days.

The Fund may terminate the BNP facility at any time upon written notice to BNP Paribas. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ written notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.

60

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

Under the BNP Facility, borrowings bear interest at the rate of one-month London Interbank Offered Rate (“LIBOR”) (or the relevant reference rate for any foreign currency borrowings) plus 1.00% per annum. Interest is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Under the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants, reporting requirements and other requirements customary for facilities of this type. The value of securities required to be pledged by the Fund is determined in accordance with the margin requirements described in the BNP Facility agreements. The BNP Facility agreements contain the following events of default and termination events customary for similar financing transactions.

The Fund’s obligations under the BNP Facility are secured by a first priority security interest in the Fund’s assets held at certain specified custody accounts.

The carrying amount outstanding under the BNP Facility approximates its fair value. For the six months ended April 30, 2022, the total interest expense for the BNP Facility was $286.

For the six months ended April 30, 2022, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:

Cash paid for interest expense(1)	$274
Average borrowings	$43,929
Effective interest rate on borrowings at April 30, 2022	1.80%
Weighted average interest rate	1.31%

(1)Interest under the BNP Facility is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing. During the six months ended April 30, 2022, interest under the BNP Facility was capitalized.

Note 10. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.

LIBOR Risk: The Fund is exposed to risks associated with changes in interest rates, including with respect to the phase out of LIBOR. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on its investment objectives, its rate of return on invested capital and its ability to service its debt and make distributions to its stockholders. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

A majority of the Fund’s investment portfolio consists of senior secured debt and unsecured debt. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates increase, those securities with a lower yield-at-cost can experience a mark-to-market unrealized loss. An impairment of the fair market value of the Fund’s investments, even if unrealized, must be reflected in its financial statements for the applicable period and may therefore have a material adverse effect on its results of operations for that period.

Because the Fund incurs indebtedness to make investments, the Fund’s net investment income is dependent, in part, upon the difference between the rate at which the Fund borrows funds or pays interest on outstanding debt securities and the rate at which it invests these funds. An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments or to refinance its current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Fund’s cost of funds will increase, which could materially reduce its net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact its net investment income.

The Fund has and may continue to structure a large portion of its debt investments with floating interest rates to position its portfolio for rate increases. However, there can be no assurance that this will successfully mitigate the Fund’s exposure to interest rate risk. For example, in the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and

61

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Fund’s fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The ICE Benchmark Administrator has discontinued publishing most LIBOR and the remainder of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. Further, uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.

As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance.

Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

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FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Subordinated Loans Risk: Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an oversecured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Below Investment Grade Rating Risk: The Fund may invest unlimited amounts in debt instruments that are rated below investment grade, which are often referred to as “high-yield” securities or “junk bonds.” Below investment grade senior loans, high-yield securities and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P or “BB+” or lower by Fitch or, if unrated, are judged by FS Credit Income Advisor to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a corporate bond and senior loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the borrower’s financial condition. Below investment grade corporate bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such corporate bonds, senior loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic, geo-political and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.

Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by

63

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.

CLOs are generally backed by an asset or a pool of assets (often senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. Holders of structured products bear the risks, including credit risk, of the underlying investments, index or reference obligation and are subject to prepayment and counterparty risks. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The Fund primarily invests in CLOs categorized as the mezzanine tranche, which are made in companies with capital structures having indebtedness ranking ahead of the CLOs.

CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs as discussed above. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar

64

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Compliance with Rule 18f-4 will not be required until August 19, 2022. Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Pandemic Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including, at times, stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a shareholder’s investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

To satisfy any shareholder repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

The Fund and its investment adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The full effect of efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government

65

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 are becoming more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown, and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is expected to exceed 100% going forward under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Russia/Ukraine Market Risk: Increased tensions between Russia and Ukraine have escalated into an armed conflict given Russia’s invasion of Ukraine in February 2022. The conflict involving these two countries and the recent outbreak of hostilities between them may escalate or result in more widespread conflict. Such hostilities, and the threat of wider-spread hostilities, could lead to disruption, instability and volatility in global markets and commodity prices, economies and industries that could negatively impact the Fund’s business, results of operations and financial condition. The conflict has already resulted in significant volatility in certain equity, debt and currency markets, material increases in commodity prices, such as oil and natural gas, and economic uncertainty. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

Note 11. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments) resulting from the expense limitation agreements.

66

Supplemental Information (Unaudited)

Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Adviser, the investment sub-adviser to the Fund. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Regulation Regarding Derivatives

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Compliance with Rule 18f-4 will not be required until August 19, 2022. Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

Board Approval of the Continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting of the Board held on March 9, 2022 (the “Meeting”), the Board, including a majority of those trustees of the Fund who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor (“Independent Trustees”), considered and re-approved: (1) the Fund’s Investment Advisory Agreement between the Fund and FS Credit Income Advisor; and (2) the Sub-Advisory Agreement by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor (together with the Investment Advisory Agreement, the “Advisory Agreements”), each as being in the best interests of the Fund and its shareholders. In approving the Advisory Agreements, the Board considered information furnished and discussed throughout the year at Board meetings and executive sessions with management and counsel, including information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor specifically in relation to the consideration of the re-approval of the Advisory Agreements in response to requests for information from the Independent Trustees and their independent legal counsel.

In their deliberations, the Board considered a range of materials and information regarding the nature, extent and quality of services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor; the past performance of the Fund compared to relevant indices and other registered investment companies that FS Credit Income Advisor believed were relatively comparable to the Fund in terms of structure, investment objectives, portfolio mix and/or other similar criteria (“Comparable Companies”); the fees and expenses of the Fund compared to Comparable Companies; the possibility of economies of scale that could be passed on to the Fund; and the profitability of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates) as a result of their relationships with the Fund.

67

Supplemental Information (Unaudited) (continued)

In addition to evaluating, among other things, the written information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board also considered the presentations from FS Credit Income Advisor and the GoldenTree Sub-Advisor and the answers to questions posed by the Board to representatives of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Independent Trustees also met separately in an executive session with their independent legal counsel to review and consider the information provided regarding the Advisory Agreements.

Based on their review, the Board and the Independent Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Advisory Agreements. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board reviewed information describing the financial strength, experience, resources, compliance programs, and key personnel of FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates), including the personnel who provide investment management services to the Fund. With respect to FS Credit Income Advisor, the Board recognized the significant investment of time, capital and human resources provided by FS Credit Income Advisor and its affiliates that has resulted in the successful operation and management of the Fund.

The Board then considered FS Credit Income Advisor’s role in the management of the Fund’s assets, including the oversight and supervision of the GoldenTree Sub-Advisor to ensure that it meets its obligations under the Sub-Advisory Agreement. The Board also noted FS Credit Income Advisor’s description of its procedures to provide ongoing oversight and supervision of the GoldenTree Sub-Advisor’s performance and compliance with the Fund’s compliance procedures, investment objectives, policies and restrictions. The Board noted the administrative services FS Credit Income Advisor provides to the Fund, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. With respect to the GoldenTree Sub-Advisor, the Board considered, among other things, its role in sourcing, vetting and executing on investment decisions on behalf of the Fund, the personnel performing such services, its organizational capability, financial strength and compliance functions and its demonstrated success in the industry.

The Board and the Independent Trustees determined that they were satisfied with the nature, extent and quality of the services provided to the Fund by each of FS Credit Income Advisor and the GoldenTree Sub-Advisor, the expertise and capabilities of FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s personnel, FS Credit Income Advisor’s demonstrated capability to collaborate with and oversee the GoldenTree Sub-Advisor and FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s (or their affiliates, as applicable) financial strength and related capability to allocate resources necessary to successfully manage the Fund’s portfolio.

Review of Investment Performance. The Board and the Independent Trustees considered FS Credit Income Advisor’s explanations as to the Fund’s historical investment performance and determined that they were satisfied with the Fund’s performance as compared to the performance of  (i) relevant benchmark indices and (ii) the Comparable Companies. The Board and the Independent Trustees noted that the Fund’s performance outperformed the benchmark indices for the trailing twelve months, annualized trailing thirty-six months and annualized since inception periods ended January 31, 2022. The Board and the Independent Trustees also noted that the Fund’s performance outperformed each of the Comparable Companies and, as a result, outperformed the average performance of the Comparable Companies over each of the annualized trailing thirty-six months and annualized since inception periods ended January 31, 2022. The Board and the Independent Trustees also noted that the Fund’s performance underperformed the average performance of the Comparable Companies for the year-to-date and trailing 12-month periods ended January 31, 2022.

Costs of Services Provided and Profits Realized. The Board then considered FS Credit Income Advisor’s investment advisory fee and the gross and net expense ratios (each as a percentage of average net assets) of the Fund’s Class I common shares of beneficial interest. The Board also considered such investment advisory fee and expense ratios as compared to the Comparable Companies. The Board acknowledged FS Credit Income Advisor’s and its affiliates’ financial support of the Fund through the assumption of organization and offering costs and the waiver of reimbursements of and/or paying certain of the Fund’s expenses pursuant to an expense limitation agreement by and between the Fund and FS Credit Income Advisor. The Board also acknowledged FS Credit Income Advisor’s financial strength, the perpetual nature of the expense limitation and continued efforts to develop and allocate resources necessary to continue to successfully manage the Fund. The Independent Trustees considered that the Fund’s investment advisory fees and total and net expense ratios were above the average ratios for the Comparable Companies.

The Board then reviewed the profitability information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor and FS Credit Income Advisor’s methodology for determining profitability. The Board noted that, based on the profitability information provided by FS Credit Income Advisor, FS Credit Income Advisor had not yet experienced any profits from managing the Fund.

The Board determined that, based on the information reviewed, FS Credit Income Advisor’s management fees, expense ratios and profitability were reasonable in relation to the services rendered to the Fund by FS Credit Income Advisor. With respect to the re-approval of the Sub-Advisory Agreement, the Board determined that it was satisfied with the level of fees paid by FS Credit Income Advisor to the GoldenTree Sub-Advisor given the quality and extent of services provided and that the GoldenTree Sub-Advisor’s fees are reasonable in relation to the services rendered.

68

Supplemental Information (Unaudited) (continued)

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered that the advisory fee was meant to provide reasonable compensation once the Fund reaches scale. The Board also considered FS Credit Income Advisor’s commitment to monitor economies of scale on an ongoing basis.

Other Benefits. The Board considered other benefits that may accrue to FS Credit Income Advisor, the GoldenTree Sub-Advisor and their affiliates from their relationships with the Fund, including that an affiliated broker-dealer that serves as the wholesale marketing agent for the Fund’s offering of common shares, may receive compensation for certain sales, promotional and marketing services provided to the Fund in connection with the distribution of certain classes of the Fund’s shares. In addition, the Board noted that FS Credit Income Advisor and the GoldenTree Sub-Advisor may potentially benefit from their relationship with the Fund in the sense that the success of the Fund could attract other business to FS Credit Income Advisor and the GoldenTree Sub-Advisor.

Overall Conclusions. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and that the approval of the continuation of the Advisory Agreements are in the best interests of the Fund. The Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreements for an additional one-year period.

www.fsinvestments.com

© 2022 FS Investments

SAR22-CIF
QES

Item 1. Reports to Shareholders.

(b)The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

FS INVESTMENTS®

Important Fund Report(s) Now Available Online and In Print by Request.
Annual and Semi-Annual Reports contain important information about the fund, including its holdings and financials. We encourage you to review the report(s) at the website below:

https://fsinvestments.com/fs-interval-funds-reports/
FS Credit Income Fund Semi-Annual Report

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Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)The Fund’s unaudited schedule of investments as of April 30, 2022 is included as part of the Semi-Annual Report included in Item 1(a) of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)Not applicable to this semi-annual report on Form N-CSR.

(b)As of the date of filing of this semi-annual report on Form N-CSR, there has been no change in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Semi-Annual Report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s Board during the period covered by this Semi-Annual Report on Form N-CSR.

Item 11. Controls and Procedures.

(a)The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)Not applicable to this semi-annual report on Form N-CSR.

(b)Not applicable to this semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1)Not applicable to this semi-annual report on Form N-CSR.

(a)(2)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)Not applicable.

(a)(4)Not applicable.

(b)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
Date: June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
(Principal Executive Officer)
Date: June 29, 2022

By:	/s/ Edward T. Gallivan, Jr.
Edward T. Gallivan, Jr.
Chief Financial Officer
(Principal Financial Officer)
Date: June 29, 2022